Securities Act Registration No. 333-39244
                                       Investment Act Registration No. 811-09977

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                       Pre-Effective Amendment No. __                      [ ]

                       Post Effective Amendment No. 4                      [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                                Amendment No. 20                           [X]

                            ------------------------

                    AMERITAS LIFE OF NY SEPARATE ACCOUNT VA
                                  (Registrant)

                   AMERITAS LIFE INSURANCE CORP. of NEW YORK
                                   (Depositor)
                           1350 Broadway, Suite 2201
                               New York, NY 10018
                                 1-877-280-6110

                            ------------------------

                                ROBERT G. LANGE
             Director, Vice President, General Counsel & Secretary
                   Ameritas Life Insurance Corp. of New York
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                 (402) 467-1122

Title of Securities Being Registered: Securities of Unit Investment Trust

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
              [ ] 60 days after filing pursuant to paragraph a of Rule 485
              [ ] on __________ pursuant to paragraph a of Rule 485
              [X] on May 1, 2012 pursuant to paragraph b of Rule 485
              [ ] immediately upon filing pursuant to paragraph b of Rule 485

              If appropriate, check the following box:
              [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Overture Accent!

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PROSPECTUS: May 1, 2012
                                [Ameritas Life Insurance Corp. of New York Logo]

OVERTURE ACCENT!

Flexible Premium
Deferred Variable Annuity Policy         Ameritas Life of NY Separate Account VA
--------------------------------------------------------------------------------

     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

     You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios *:
--------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS **      FIDELITY (R) VIP Service Class 2  THIRD AVENUE
VP S&P MidCap 400 Index, Class I  Contrafund (R)                    Value
                                  Equity-Income
CALVERT VARIABLE SERIES **        Growth
VP Money Market                   High Income
VP SRI Balanced                   Investment Grade Bond
VP SRI Strategic                  Overseas
--------------------------------------------------------------------------------

* Short cites are used in this list. "Investment Options" uses complete Fund and Portfolio names.
**   Affiliates. See note in "Investment Options" section.

or you may allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

     A Statement of Additional Information, dated May 1, 2012, and other information about us and the Policy, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," select

Ameritas Life of NY Overture Accent! - 1 -

"file number," then type "333-39244"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

          The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy.
           Any representation to the contrary is a criminal offense.

        NOT FDIC INSURED        MAY LOSE VALUE        NO BANK GUARANTEE

--------------------------------------------------------------------------------
  Ameritas Life Insurance Corp. of New York (we, us, our, Ameritas Life of NY)
         1350 Broadway, Suite 2201, New York, NY 10018, 1-877-280-6110
    Service Center, P.O. Box 82550, Lincoln, Nebraska 68501. 1-800-745-1112.
                                 AmeritasNY.com
--------------------------------------------------------------------------------

Ameritas Life of NY Overture Accent! - 2 -
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TABLE OF CONTENTS                                                  Begin on Page
--------------------------------------------------------------------------------

DEFINED TERMS..................................................................4

POLICY OVERVIEW................................................................5

CHARGES........................................................................8

FINANCIAL INFORMATION.........................................................12

CHARGES EXPLAINED.............................................................13
     Withdrawal Charge
     Mortality and Expense Risk Charge
     Administrative Charges
          Administrative Expense Fee, Annual Policy Fee
     Transfer Fee
     Tax Charges
     Fees Charged by the Portfolios
     Optional Features' Charges

INVESTMENT OPTIONS............................................................15
     Separate Account Variable Investment Options
     Fixed Account Investment Option
     Transfers
     Disruptive Trading Procedures
     Systematic Transfer Programs:
          Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep

IMPORTANT POLICY PROVISIONS...................................................21
     Policy Application and Issuance
     Your Policy Value
     Telephone Transactions
     Delay of Payments
     Beneficiary
     Minor Owner or Beneficiary
     Policy Changes
     Policy Termination
     Optional Features

POLICY DISTRIBUTIONS..........................................................26
     Withdrawals
     Death Benefits
     Annuity Income Benefits

FEDERAL INCOME TAX MATTERS....................................................31
MISCELLANEOUS.................................................................34
     About Our Company
     Distribution of the Policies
     Voting Rights
     Legal Proceedings

APPENDIX A: Accumulation Unit Values.........................................A:1

APPENDIX B:  Tax-Qualified Plan Disclosures..................................B:1

Thank You. If You Have Questions,......................................Last Page

Statement of Additional Information Table of Contents..................Last Page


                   Ameritas Life Insurance Corp. of New York
                           1350 Broadway, Suite 2201
                               New York, NY 10018
                           Telephone: 1-877-280-6110

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                                 Ameritas Life
                          Insurance Corp. of New York
                                 Service Center
                                 P.O. Box 82550
                            Lincoln, Nebraska 68501
                                       or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-745-1112
                              Fax: 1-402-467-7335
                        Interfund Transfer Request Fax:
                                 1-402-467-7923
                                 AmeritasNY.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our website. Or call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp. of New York."

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
DEFINED TERMS
--------------------------------------------------------------------------------

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Beneficiary(ies)
     Owner's Beneficiary(ies) is the person(s) or legal entity who becomes the Policy Owner upon the Owner's death and who receives the death benefit payable upon the Owner's death prior to the Annuity Date. If none is named, those benefits are paid to the Owner's estate.
     Annuitant's Beneficiary(ies) is the person(s) or legal entity who receives the death benefit payable upon the Annuitant's death.
     If either an Owner or Annuitant's Beneficiary is named in the application, but not both, we presume you intend that person(s) or entity to serve both roles.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas Life of NY, - Ameritas Life Insurance Corp. of New York.

Written Notice or Request -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life Insurance Corp. of New York, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335.
Call us if you have questions about what form or information is required.
--------------------------------------------------------------------------------

   This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.
             The Policy is only available in the State of New York.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

Ameritas Life of NY Overture Accent! - 4 -
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POLICY OVERVIEW
--------------------------------------------------------------------------------

     The following is intended as a summary. Please read each section of this prospectus for additional detail.

     The Overture Accent! Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. It is available from us in New York only. Associated charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

     The Policy is a deferred annuity: it has an accumulation (or deferral) phase and an annuity income phase.

     Accumulation Phase. During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

     Annuity Income Phase. The accumulation phase ends and the annuity income phase begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday (but in no case later than the Annuitant's 90th birthday). During the annuity income phase, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

     POLICY OPERATION AND FEATURES

Premiums.
o    Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through electronic funds transfer.
o Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o Withdrawal charges may apply to withdrawals under the base Policy in excess of the "free" withdrawal limits. After a premium is received, withdrawal charges apply for 9 years.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Annuitant unless the guaranteed minimum death benefit is payable.

Optional Features.
o Optional features available are listed in this prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you and the Annuitant are then not older than age 70.

Ameritas Life of NY Overture Accent! - 5 -

     TAX-QUALIFIED PLANS

     The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP IRA, or SIMPLE IRA, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

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CHARGES                       ( y = Base Policy Fee;   x = Optional Feature Fee)
--------------------------------------------------------------------------------

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

     The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                         Guaranteed
 y = Base Policy Fees.                                                                     Maximum          Current
 x = Optional Feature Fee                                                                    Fee              Fee
----------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
-------------------------------------- ---------------------------------------------- ---------------- ---------------
y  WITHDRAWAL CHARGE
   (as a % of each premium withdrawn)           Years since receipt of premium
                                       ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
                                        1     2     3     4     5     6     7     8     9     10+
                                       ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
y 9-Year Withdrawal Charge              8%    8%    8%    7%    7%    6%    5%    4%    2%    0%
---------------------------------- -------------------------------------------------- ---------------- ---------------
y TRANSFER FEE (per transfer)       y   first 15 transfers per year                            NONE          NONE
                                    y   over 15 transfers in one Policy Year, we may charge... $10           $10
----------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE (waived if Policy value is at least $50,000.)
------------------------------------------------------------------------------------- ---------------- ---------------
y   ANNUAL POLICY FEE (* but no more than $30 from the Fixed Account)                          $40*          NONE
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (deducted daily from assets allocated to the Separate Account to equal the annual % shown )
------------------------------------------------------------------------------------- ---------------- ---------------
y   MORTALITY & EXPENSE RISK CHARGE                                                         0.80%           0.80%
y   ADMINISTRATIVE EXPENSE FEE                                                              0.15%           0.15%
------------------------------------------------------------------------------------- ---------------- ---------------
                                               TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES       0.95%           0.95%
----------------------------------------------------------------------------------------------------------------------
OPTIONAL FEATURE FEE (deducted monthly from assets allocated to the Separate Account to equal the annual % shown )
------------------------------------------------------------------------------------- ---------------- ---------------
x   One Year "PERIODIC STEP-UP" GUARANTEED MINIMUM DEATH BENEFIT                            0.55%           0.25%
----------------------------------------------------------------------------------------------------------------------

     PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2011)

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, you may pay periodically during the time that you own the contract.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
   Expenses that are deducted from portfolio company assets, including               Minimum              Maximum
   management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions (explained in the footnotes to this table)         0.41% (1)            1.38% (2)
---------------------------------------------------------------------------- -------------------- --------------------
After any Waivers and Reductions (explained in the footnotes to this table)          0.40% (1)            1.30% (3)
---------------------------------------------------------------------------------- ----------------- -----------------

(1) Calvert Variable Series VP Money Market. The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2013, as shown above. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
(2) Calvert Variable Series VP SRI Equity. This Subaccount was closed to new money in 2004. The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2013, as shown above. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
(3) Third Avenue Value. The Fund's advisor has contractually agreed, for a period of one year from April 30, 2012, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.

     The Investment Options section of this prospectus lists current Subaccount portfolios. Information about fees and expenses for each current and closed portfolio is contained in the prospectus for that portfolio.

Ameritas Life of NY Overture Accent! - 8 -
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Ameritas Life of NY Overture Accent! - 11 -
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     EXAMPLES OF EXPENSES

     The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

     The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the examples assume $10,000 premium to aid comparisons, our minimum premium for this policy is $25,000.

-----------------------------------------------------------------------------------------------------------------------
                      Surrender Policy at the end of    Annuitize Policy at the end of   Policy is neither surrendered
                           the time period. ($)             the time period. ($)              nor annuitized. ($)
--------------------------------------------------- --------------------------------- ---------------------------------
EXAMPLE                 1 Yr   3 Yr   5 Yr   10 Yr       1 Yr   3 Yr   5 Yr   10 Yr        1 Yr   3 Yr   5 Yr   10 Yr
--------------------------------------------------- --------------------------------- ---------------------------------
Maximum                 $1,130 $1,807 $2,404 $3,543      $1,130 $1,007 $1,704 $3,543       $330   $1,007 $1,704 $3,543
Policy Expenses(1)
--------------------------------------------------- --------------------------------- ---------------------------------
Minimum                   $937 $1,228 $1,439 $1,624        $937   $428   $739 $1,624       $137     $428   $739 $1,624
Policy Expenses(2)
--------------------------------------------------- --------------------------------- ---------------------------------

(1) Maximum Policy Expense Charges. This example assumes maximum charges of 0.95% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 0.55% of other Policy value annual expenses for the "periodic step-up guaranteed minimum death benefit option, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 1.38%.

(2) Minimum Policy Expense Charges. This example assumes current charges of 0.95% for Separate Account annual expenses, no current Policy fee, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.40%).

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     Accumulation Unit Values

     We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

     Financial Statements

     Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED               (y = Base Policy Fee;  x = Optional Rider Fee)
--------------------------------------------------------------------------------

     The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

     WITHDRAWAL CHARGE

     y We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal that exceeds the "free" withdrawal amount, and also from any Policy value paid out due to the Owner's death while withdrawal charges apply. (The "free" withdrawal feature and amount is described in this prospectus' POLICY DISTRIBUTIONS section.) A withdrawal charge will not be deducted on the date annuity income payments begin from amounts applied to provide annuity payments if the last premium was at least two years prior and a life contingent annuity income option (Options 4 or 5) is elected. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

     The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from

Ameritas Life of NY Overture Accent! - 12 - the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. Policy value is withdrawn by considering earnings to be withdrawn before any premium is withdrawn; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to earnings plus premiums received at least 8 years prior to the withdrawal and not considered having been previously withdrawn. When premium is withdrawn, the oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis).

     MORTALITY AND EXPENSE RISK CHARGE

     y We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is equal to an annual rate of 0.80% of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

     ADMINISTRATIVE CHARGES

     Administrative charges help us cover our cost to administer your Policy.

     Administrative Expense Fee
     y This fee is equal to an annual rate of 0.15% of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

     Annual Policy Fee
     y Currently $0. We reserve the right to charge an annual Policy fee not to exceed $40.

     Any Policy Fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. However, the Fixed Account share of this fee will never exceed $30 per year.

     TRANSFER FEE

     The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

     TAX CHARGES

     New York currently does not level any premium tax on annuity policies. No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

     FEES CHARGED BY THE PORTFOLIOS

     Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are described in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

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     OPTIONAL FEATURES' CHARGES

     x The optional feature is principally described in the prospectus section noted below:

Optional Feature                          Prospectus Section Where It Is Covered
----------------                          --------------------------------------
x  Optional Guaranteed Minimum            POLICY DISTRIBUTIONS:  Death Benefits
   Death Benefit Features

Charges for the optional feature are shown in this prospectus' CHARGES section.

WAIVER OF CERTAIN CHARGES
     When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy.

     Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of the prospectus.

     SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the

Ameritas Life of NY Overture Accent! - 14 - investment practices or policies of the Separate Account or Ameritas Life of NY. The Separate Account was established as a separate investment account of First Ameritas Life Insurance Corp. of New York (R) under New York law on March 21, 2000. Effective October 1, 2011 First Ameritas Life Insurance Corp. of New York changed its name to Ameritas Life Insurance Corp. of New York. The name of the Separate Account was changed from "First Ameritas Variable Annuity Separate Account" to "Ameritas Life of NY Separate Account VA" by action of the Board of Directors of Ameritas Life of NY on March 1, 2012. Under New York law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance on any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

       You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

     Each Subaccount's underlying portfolio operates as a separate variable investment option, and the income or loss of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

     This information is just a summary for each underlying portfolio. You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objectives, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

     The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

---------------------------------------------------------------------- ----------------------------------------------------
                               FUND NAME                                               INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------- ----------------------------------------------------
                   Calvert Variable Products, Inc.*                            Calvert Investment Management, Inc.
---------------------------------------------------------------------- ----------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit            Index:  S&P MidCap 400 Index.
Investment Advisors, Inc.
---------------------------------------------------------------------- ----------------------------------------------------
                    Calvert Variable Series, Inc.*                             Calvert Investment Management, Inc.
---------------------------------------------------------------------- ----------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser                       Money market: current income.
---------------------------------------------------------------------- ----------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
---------------------------------------------------------------------- ----------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment              Long-term capital appreciation; current income is
Management, Inc.                                                       secondary.
---------------------------------------------------------------------- ----------------------------------------------------
               Fidelity(R) Variable Insurance Products                         Fidelity Management & Research Company
---------------------------------------------------------------------- ----------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 1,3           Long-term capital appreciation.
---------------------------------------------------------------------- ----------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 1,3           Index:  S&P 500 Index.
---------------------------------------------------------------------- ----------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Service Class 2 1,3                  Capital Appreciation.
---------------------------------------------------------------------- ----------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2 1,3             Income and growth.
---------------------------------------------------------------------- ----------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2 2,3   Bond.
---------------------------------------------------------------------- ----------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Service Class 2 1,3                Long-term growth.
---------------------------------------------------------------------- ----------------------------------------------------
                Subadvisers: (1) FMR Co., Inc.; (2) Fidelity Investments Money Management, Inc.; and (3) other investment advisers serve as sub-advisers for the fund.
---------------------------------------------------------------------- ----------------------------------------------------
                  Third Avenue Variable Series Trust                                Third Avenue Management LLC
---------------------------------------------------------------------- ----------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
---------------------------------------------------------------------- ----------------------------------------------------

* These funds are part of, and their investment adviser and Summit Investment Advisers, Inc. are indirect subsidiaries of the UNIFI (R) Mutual Holding Company (UNIFI (R)), the ultimate parent of Ameritas Life of NY. Also, Calvert Investment Distributors, Inc., an indirect subsidiary of UNIFI(R), is the underwriter for these funds.
Appendix A: Accumulation Unit Values provides current and historical fund and portfolio names.

Ameritas Life of NY Overture Accent! - 15 -

     Adding, Deleting, or Substituting Variable Investment Options

     We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

     We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

     Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

     We will notify you of any changes to the variable investment options.

     Resolving Material Conflicts - Underlying Investment Interests

     In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.) We will receive any necessary SEC and state approval before making any of these changes.

     FIXED ACCOUNT INVESTMENT OPTION

     There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared.

     Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. The general account includes all of our assets, except those assets segregated in separate accounts. We have sole discretion to invest the assets of the general account, subject to applicable law. Assets in the Fixed Account are subject to claims by creditors of the company.

     The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Therefore, SEC staff has not reviewed the Fixed Account disclosures in this prospectus.

Ameritas Life of NY Overture Accent! - 16 -

     TRANSFERS

     The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

     Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

     Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

     Transfer Rules:
     o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
     o We must receive notice of the transfer - either by Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 4:00 p.m. Eastern Time for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7335. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
     o    The transferred amount must be at least $250, or the entire
          Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
          - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
          - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
     o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
     o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
          -    may be made only once each Policy Year;
          -    may be delayed up to six months;
          -    is limited during any Policy Year to the greatest of:
               - 25% of the Fixed account value on the date of the initial transfer during that year;
               - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
               -    $1,000.
     o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
     o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
     o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Ameritas Life of NY Overture Accent! - 17 -

     Omnibus Orders
     Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

     Disruptive Trading Procedures

     The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

     Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

     We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

     There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

Excessive Transfers

     We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
     o    the total dollar amount being transferred;
     o    the number of transfers you make over a period of time;
     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
     o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
     o the investment objectives and/or size of the Subaccount underlying portfolio.

Ameritas Life of NY Overture Accent! - 18 -

Third Party Traders
     We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
     o reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

     We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, or earnings sweep program are not subject to these disruptive trading procedures. See the section of this prospectus describing those programs for the rules of each program.

     SYSTEMATIC TRANSFER PROGRAMS

     We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

     Dollar Cost Averaging
     The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging programs are intended to limit loss and result in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

     Dollar Cost Averaging Rules:
     o    There is no additional charge for the Dollar Cost Averaging program.
     o We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
     o    Automatic transfers can only occur monthly.
     o The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy month date.
     o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
     o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

     Portfolio Rebalancing
     The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Ameritas Life of NY Overture Accent! - 19 -

     Portfolio Rebalancing Program Rules:
     o    There is no additional charge for the Portfolio Rebalancing program.
     o    The Fixed Account is excluded from this program.
     o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
     o    You may have rebalancing occur quarterly, semi-annually or annually.
     o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

     Earnings Sweep
     The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account); either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

     Earnings Sweep Program Rules:
     o    There is no additional charge for the Earnings Sweep program.
     o    The Fixed Account is included in this program.
     o You must request the Earnings Sweep program, give us your sweep instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
     o You may have your earnings sweep quarterly, semi-annually or annually.

IMPORTANT POLICY PROVISIONS     (x = optional feature)
--------------------------------------------------------------------------------

     The Overture Accent! Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if the Annuitant dies before those payments begin, the Policy will pay a death benefit to the Annuitant's Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus.

     The Policy was closed to new sales in 2003. Prior to that time it could be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

     POLICY APPLICATION AND ISSUANCE
     (The following provisions describe the application process and how a Policy was issued.)

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

     To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

     If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

     The Policy date is the date two days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

     You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, or SEP, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section and Appendix B for details.

Ameritas Life of NY Overture Accent! - 20 -

     Application in Good Order
     All application questions must be answered, but particularly note these requirements:
     o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
     o Be certain you identify both an Owner's Beneficiary and an Annuitant's Beneficiary, as they have different rights under the Policy, and failure to name an Owner's Beneficiary will cause any death benefit payable upon the Owner's death to be paid to the Owner's estate.
     o Your premium allocations must be completed in whole percentages, and total 100%.
     o    Initial premium must meet minimum premium requirements.
     o    Your signature and your agent's signature must be on the application.
     o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
     o    City, state and date application was signed must be completed.
     o If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
     o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
     o    Your agent must be both properly licensed and appointed with us.

     Premium Requirements
     Your premium checks should be made payable to "Ameritas Life Insurance Corp. of New York." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Owner or Annuitant may not exceed $1 million without our consent.

     Initial Premium
     ---------------
     o    The only premium required. All others are optional.
     o Must be at least $25,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

     Additional Premiums
     -------------------
     o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
     o    Will not be accepted, without our approval, on or after the later of
          (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

     Allocating Your Premiums
     You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
     o    Allocations must be in whole percentages, and total 100%.
     o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
     o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

     "Right to Examine" Period Allocations
     -------------------------------------
     Return of Value State. Because New York permits us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

     IRA Plan Policies. If your Policy is issued as an IRA plan, we will hold the portion of your initial premium allocated to the Separate Account in the Money Market Subaccount for 13 days. Then, we will invest your initial premium in the variable investment options pursuant to your application instruction. (Any additional premium we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the right to examine period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

Ameritas Life of NY Overture Accent! - 21 -

     YOUR POLICY VALUE

     On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for fees under the Policy.

     Separate Account Value
     Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b)  the daily administrative expense fee; minus
     (c) the daily mortality and expense risk charge; and this result divided by
     (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

     When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

     An investment in the money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

     Fixed Account Value
     The Policy value of the Fixed Account on any Business Day equals:
     (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
     (b) any net premiums credited since the end of the previous Policy Month; plus
     (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
     (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
     (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
     (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
     (g)  the Fixed Account's share of the charges for any optional features;
          plus
     (h)  interest credited on the Fixed Account balance.

          TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time); if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

     DELAY OF PAYMENTS

     We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
(i) the NYSE is closed for other than customary weekend and holiday closings;
(ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably

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practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of a full surrender or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

     BENEFICIARY

     You may change Policy Beneficiary(ies) (Owner's Beneficiary and Annuitant's Beneficiary) by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Owner's Beneficiary, and the Owner's Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Owner's Beneficiary. If both joint Owners die simultaneously, any death benefit payable because of an Owner's death will be paid to the contingent Owner's Beneficiary.

     If the Owner's Beneficiary is your surviving spouse, your spouse may elect either to receive the death benefit payable upon your death, in which case the Policy will terminate, or to continue the Policy in force with your spouse as Owner.

     If there is no named Owner's Beneficiary or Annuitant's Beneficiary, then you are or your estate is the Beneficiary until you name a new Beneficiary. If you have either a named Annuitant's Beneficiary or Owner's Beneficiary, but not both, we will presume you intend the named person(s) or legal entity to serve both beneficiary roles. (If the Owner and Annuitant are the same person, there is only a need to name an Annuitant's Beneficiary.)

     The Annuitant's Beneficiary receives the death benefit payable upon the Annuitant's death. The Owner's Beneficiary assumes ownership of the Policy upon the Owner's death, and also then receives distribution of Policy assets pursuant to federal tax requirements. (If the Owner and Annuitant are the same person, proceeds are paid to the Annuitant's Beneficiary.)

     MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

     POLICY CHANGES

     Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

     POLICY TERMINATION

     We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY
DISTRIBUTIONS: Withdrawals section for more information.

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     x OPTIONAL FEATURES

     This Policy allows you the opportunity to select, and pay for an optional feature. This optional feature is currently only available at Policy issue, and is only available if you and the Annuitant are then not older than age 70. The optional feature is principally described in the prospectus section noted below:

Optional Feature                          Prospectus Section Where It Is Covered
----------------                          --------------------------------------
x  Optional Guaranteed Minimum            POLICY DISTRIBUTIONS:  Death Benefits
   Death Benefit features

Charges for the optional feature are shown in this prospectus' CHARGES section.

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POLICY DISTRIBUTIONS          (x = Optional Feature)
--------------------------------------------------------------------------------

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.


     WITHDRAWALS

     You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for "free" partial withdrawals, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
     - Income Tax
     - Penalty Tax
     - Withdrawal Charge
Even so called "free" withdrawals may be subject to the tax charges.

     Earnings are deemed to be withdrawn before any premium; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to earnings plus premiums received at least 10 years prior to the withdrawal and not considered having been previously withdrawn. There also may be no withdrawal charge if the amount withdrawn is less than the "free" withdrawal amount permitted under the Policy. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

     Withdrawal Rules
     o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through the 28th day of the month.
     o    Minimum withdrawal is $250.
     o We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy.
     o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.

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     o    The total amount paid to you upon total surrender of the Policy
          (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), and because you bear the investment risk for all amounts you allocate to the Separate Account.
     o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

     Ameritas Life of NY and the Separate Account will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

     Systematic Withdrawal Plan
     The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

     "Free" Withdrawal Feature
     Each Policy Year, you may withdraw up to the greater of Policy earnings or 10% of your Policy value without deduction of a withdrawal charge. The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

     DEATH BENEFITS

     Annuitant's Death Benefit
     We will pay the Annuitant's death benefit after we receive Due Proof of Death of the Annuitant's death or as soon thereafter as we have sufficient information about the Annuitant's Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at the Annuitant's death. If the Annuitant's Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Annuitant's Beneficiary.

An Annuitant's death benefit is payable upon:
     - Your Policy being in force;
     - Receipt of Due Proof of Death of the Annuitant's death;
     - Election of an annuity income option; and
     - Proof that the Annuitant died before any annuity payments begin.
"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

     We will deduct any applicable premium tax not previously deducted from the death benefit payable.

     Until we receive satisfactory proof of death and instructions, in the proper form, from your Beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple Beneficiaries, we will calculate and pay each Beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form.

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     In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

     Standard Annuitant's Death Benefit
     Upon the Annuitant's death before the Annuity Date, the Policy will end, and we will pay a death benefit to the named Annuitant's Beneficiary. The death benefit equals the larger of:
     - your Policy value (without deduction of the withdrawal charge), less any charge for applicable premium taxes on the later of the date we receive Due Proof of Death or an annuity payout option election; or
     -    the sum of net premiums, less partial withdrawals.

     If you, a joint Owner, or the Annuitant dies on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

     x Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit Feature
     You may elect an optional Guaranteed Minimum Death Benefit feature, for a charge deducted monthly from Policy value allocated to the Subaccounts equal to a current annual charge of 0.25% of that value (guaranteed not to exceed 0.55%). Your election must be made when the Policy is issued, and only if you and the Annuitant are then not older than age 70. Your election cannot be changed or revoked. This feature ends at the Annuitant's age 85. This optional feature provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' CHARGES and CHARGES EXPLAINED sections for more information on the charge for this optional feature.

     At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greatest of:
     (a) the Policy value at the time Due Proof of Death for the last surviving Annuitant is received,
     (b)  the sum of premiums paid less withdrawals, or
     (c) the Annuitant's death benefit on the Policy Anniversary when the most recent death benefit "step-up" occurred.

The "step-up" interval is each Policy Anniversary. For the Annuitant's attained ages 80-85, the guaranteed minimum death benefit amount is the guaranteed minimum death benefit on the Annuitant's 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. After the Annuitant's 85th birthday, the guaranteed minimum death benefit is $0, so that the Annuitant's death benefit is just the standard death benefit available under the Policy.

     IRS Required Distribution Upon Death of Owner
     Upon the Owner's death, the Owner's Beneficiary becomes the new Policy Owner and can determine how to distribute Policy value pursuant to IRS requirements. Until a distribution election is made, the Owner's Beneficiary controls Policy value (right to make transfers, etc.). Federal law requires that if your Policy is tax non-qualified and you, the Owner, die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The amount we will pay is your Policy''s Cash Surrender Value. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Owner's Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Owner's Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix B.

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     If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the IRS required distribution. The "primary Annuitant" is that individual whose life affects the timing or the amount of any death benefit paid under the Policy. A change in the primary Annuitant will be treated as the death an Owner.

     Any IRS required distributions made upon the Owner's death while withdrawal charges apply will incur a withdrawal charge. The withdrawal charge will be deducted from the amount of each payment made.

     ANNUITY INCOME BENEFITS

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Annuitant. The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
- require investments to be allocated to our general account, so are not variable.
-     may be subject to a withdrawal charge.
-     may be taxable and, if premature, subject to a tax penalty.

     Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied to Policy value placed under any annuity income option involving life contingencies (Option 4 or 5) at least two years after the last premium payment. If premiums have been paid within two years of annuitization involving life contingencies, the withdrawal charge will be based only on those premiums.

     Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

     Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

     When Annuity Income Payments Begin
     You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary, nor later than the Annuitant's 90th birthday. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

     Selecting an Annuity Income Option
     You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

     If you die before the Annuity Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

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     Annuity Income Options
     Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Annuitant dies, we will pay any unpaid guaranteed payments to the payee's beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     Note: If you elect an annuity income option solely dependent upon the Annuitant's survival (Option 4 or 5), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments, or juts paying interest (options 1, 2 or 3).

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

     The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor. Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

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FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------

     This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

     Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

     Tax Deferrals During Accumulation Period
     An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

     Taxation of Withdrawals
     Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

     If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the Owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the Beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

     Taxation of Annuity Payments
     Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

     Taxation of Death Proceeds
     A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as Beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the Beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

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     Tax Treatment of Assignments and Transfers
     An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

     Tax Treatments by Type of Owner
     A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

     Annuity Used to Fund Qualified Plan
     The Policy is designed for use with various qualified plans including:
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o    Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
          Section 408(p); and
     o    Roth IRAs, Code Section 408A.

     The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

     The company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

     Tax Impact on Account Value
     Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

Ameritas Life of NY Overture Accent! - 31 -

Ameritas Life of NY Overture Accent! - 32 -

MISCELLANEOUS
--------------------------------------------------------------------------------

     ABOUT OUR COMPANY

     Ameritas Life Insurance Corp. of New York issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of New York in 1993. On October 1, 2011 we changed our name from First Ameritas Life Insurance Corp. of New York (R) to Ameritas Life Insurance Corp. of New York. We are an indirect wholly-owned subsidiary of UNIFI(R) Mutual Holding Company. Our home office address is 1350 Broadway, Suite 2201, New York, New York 10018, and our Service Office address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 1, 2, or the last page of this prospectus for information on how to contact us.)

     We are engaged in the business of issuing life insurance and annuities, group dental, eye care and hearing care insurance, retirement plans and 401(k) plans. The UNIFI(R) Companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

Ameritas Life of NY Overture Accent! - 33 -

     Ameritas Life Insurance Corp. of New York relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

     Distribution of the Policies
     Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct majority-owned subsidiary of our parent, Ameritas Life Insurance Corp. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy were registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). Commissions paid to all distributors may be up to a total of 7% of premiums. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES EXPLAINED section.

     Voting Rights
     As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you are invested. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

     LEGAL PROCEEDINGS

     As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

Ameritas Life of NY Overture Accent! - 34 -

APPENDIX A: Accumulation Unit Values
--------------------------------------------------------------------------------

The following table shows accumulation unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life of NY Separate Account VA (the "Registrant") under variable annuity Policies offered by this prospectus. Overture Accent! AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

     The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

-------------------------------------------------------------------------------------------------------
                                                                                       Number (#) of
FUND COMPANY                                             Value ($)   Value ($) at   Accumulation  Units
Subaccount (inception date)                                at         End of Year     At End of Year
                                                  Year  Inception    (December 31)     (December 31)
------------------------------------------------- ---- ------------- -------------- -------------------
CALVERT VARIABLE PRODUCTS, INC.
------------------------------------------------- ---- ------------- -------------- -------------------
Calvert VP S&P MidCap 400 Index Portfolio         2010        63.050         68.390               0.000
(05/01/2010)                                      2011                       66.380               0.000
------------------------------------------------- ---- ------------- -------------- -------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------- ---- ------------- -------------- -------------------
Calvert VP Money Market Portfolio                 2002                        1.016          287521.029
(01/01/2001)                                      2003                        1.017          269455.648
                                                  2004                        1.019          163437.583
                                                  2005                        1.039          163437.583
                                                  2006                        1.079          157369.077
                                                  2007                        1.123          130956.481
                                                  2008                        1.146          113671.520
                                                  2009                        1.145           84853.183
                                                  2010                        1.135           78661.700
                                                  2011                        1.125           72414.024
------------------------------------------------- ---- ------------- -------------- -------------------
Calvert VP SRI Balanced Portfolio                 2002                        1.500           21616.307
(01/01/2001)                                      2003                        1.758           38562.952
                                                  2004                        1.872               0.000
                                                  2005                        1.943               0.000
                                                  2006                        2.030               0.000
                                                  2007                        1.918               0.000
                                                  2008                        1.248               0.000
                                                  2009                        1.533               0.000
                                                  2010                        1.695               0.000
                                                  2011                        1.749               0.000
------------------------------------------------- ---- ------------- -------------- -------------------
Calvert VP SRI Strategic Portfolio                2003        14.880         15.440            1483.708
(11/01/2003)                                      2004                       16.550               0.000
                                                  2005                       17.800               0.000
                                                  2006                       21.010               0.000
                                                  2007                       20.550               0.000
                                                  2008                       11.600               0.000
                                                  2009                       16.450               0.000
                                                  2010                       18.120               0.000
                                                  2011                       15.710               0.000
------------------------------------------------- ---- ------------- -------------- -------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
------------------------------------------------- ---- ------------- -------------- -------------------
Fidelity(R) VIP Contrafund(R) Portfolio,          2002                       17.950             436.079
Service Class  2 (01/01/2001)                     2003                       22.930             436.079
                                                  2004                       26.350               0.000
                                                  2005                       30.690               0.000
                                                  2006                       31.110               0.000
                                                  2007                       27.460               0.000
                                                  2008                       15.140               0.000
                                                  2009                       20.290               0.000
                                                  2010                       23.490               0.000
                                                  2011                       22.640               0.000
------------------------------------------------- ---- ------------- -------------- -------------------
Fidelity(R) VIP Equity-Income Portfolio,          2002                       18.000            1685.046
 Service Class 2 (01/01/2001)                     2003                       22.960            1881.368
                                                  2004                       25.090               0.000
                                                  2005                       25.170               0.000
                                                  2006                       25.870               0.000
                                                  2007                       23.570               0.000
                                                  2008                       13.000               0.000
                                                  2009                       16.570               0.000
                                                  2010                       18.750               0.000
                                                  2011                       18.410               0.000
------------------------------------------------- ---- ------------- -------------- -------------------

Ameritas Life of NY Overture Accent! - A:1 -            Accumulation Unit Values

-------------------------------------------------------------------------------------------------------
                                                                                       Number (#) of
FUND COMPANY                                             Value ($)   Value ($) at   Accumulation  Units
Subaccount (inception date)                                at         End of Year     At End of Year
                                                  Year  Inception    (December 31)     (December 31)
------------------------------------------------- ---- ------------- -------------- -------------------

Fidelity(R) VIP Growth Portfolio,                 2002                       23.210               0.000
Service Class 2 (01/01/2001)                      2003                       30.720               0.000
                                                  2004                       31.640               0.000
                                                  2005                       33.290               0.000
                                                  2006                       35.420               0.000
                                                  2007                       44.650               0.000
                                                  2008                       23.310               0.000
                                                  2009                       29.750               0.000
                                                  2010                       36.720               0.000
                                                  2011                       36.530               0.000
------------------------------------------------- ---- ------------- -------------- -------------------
Fidelity(R) VIP High Income Portfolio,            2002                        5.870               0.000
Service Class 2 (01/01/2001)                      2003                        6.870               0.000
                                                  2004                        6.910             918.872
                                                  2005                        6.080               0.000
                                                  2006                        6.250               0.000
                                                  2007                        5.880               0.000
                                                  2008                        3.890               0.000
                                                  2009                        5.180               0.000
                                                  2010                        5.450               0.000
                                                  2011                        5.260               0.000
------------------------------------------------- ---- ------------- -------------- -------------------
Fidelity(R) VIP Investment Grade Bond Portfolio,  2002                       13.570            5003.047
Service Class 2 (01/01/2001)                      2003                       13.500            6970.814
                                                  2004                       13.080               0.000
                                                  2005                       12.570               0.000
                                                  2006                       12.560               0.000
                                                  2007                       12.540               0.000
                                                  2008                       11.620               0.000
                                                  2009                       12.260               0.000
                                                  2010                       12.600               0.000
                                                  2011                       12.720               0.000
------------------------------------------------- ---- ------------- -------------- -------------------
Fidelity(R) VIP Overseas Portfolio,               2002                       10.900               0.000
Service Class 2 (01/01/2001)                      2003                       15.500               0.000
                                                  2004                       17.390               0.000
                                                  2005                       20.440               0.000
                                                  2006                       23.750               0.000
                                                  2007                       25.120               0.000
                                                  2008                       12.070               0.000
                                                  2009                       14.920               0.000
                                                  2010                       16.620               0.000
                                                  2011                       13.520               0.000
------------------------------------------------- ---- ------------- -------------- -------------------
THIRD AVENUE VARIABLE SERIES TRUST
------------------------------------------------- ---- ------------- -------------- -------------------
Third Avenue Value Portfolio (05/01/2002)         2002        18.160         14.990               0.000
                                                  2003                       20.960               0.000
                                                  2004                       24.730               0.000
                                                  2005                       27.410               0.000
                                                  2006                       29.840               0.000
                                                  2007                       25.920               0.000
                                                  2008                       12.010               0.000
                                                  2009                       13.530               0.000
                                                  2010                       14.790               0.000
                                                  2011                       11.420               0.000
------------------------------------------------- ---- ------------- -------------- -------------------

Ameritas Life of NY Overture Accent! - A:2 -            Accumulation Unit Values

Ameritas Life of NY Overture Accent! - A:3 -            Accumulation Unit Values

Ameritas Life of NY Overture Accent! - A:4 -            Accumulation Unit Values

APPENDIX B: Tax-Qualified Plan Disclosures
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             For annuity policies issued as a:
DISCLOSURE SUMMARY                                        o  Regular IRA
                                                          o  SEP IRA
AMERITAS LIFE INSURANCE CORP. OF NEW YORK                 o  SIMPLE IRA
                                                          o  Roth IRA
--------------------------------------------------------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

                   Ameritas Life Insurance Corp. of New York
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                               Lincoln, NE 68501
                            Telephone 1-800-745-1112


PROVISIONS OF IRA LAW
---------------------
This disclosure is applicable when our variable annuity Policy is used for a Regular IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP-IRA), or Savings Incentive Match Plan for Employees (SIMPLE-IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Regular IRA
-----------

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer or "Rollover" funds from another IRA or certain qualified plans to an IRA, which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit of $5,000 in 2012 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limits are required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Ameritas Life of NY Overture Accent! - B:1 -       Tax Qualified Plan Disclosure

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

                    Married Filing Jointly     Single/Head of Household
                    ----------------------     ------------------------
          Year               AGI                         AGI
          ----               ---                         ---
          2010        $89,000 - $109,000         $56,000  - $66,000
          2011        $90,000 - $110,000         $56,000  - $66,000
          2012        $92,000 - $112,000         $58,000  - $68,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $173,000 and the deductible contribution for you is phased out between $173,000 and $183,000 of AGI.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2 , unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distribution is made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is to satisfy a levy issued by the IRS; or (9) the distribution is as a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

Ameritas Life of NY Overture Accent! - B:2 -       Tax Qualified Plan Disclosure

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or
2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Regular IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, below.

SEP IRA
-------

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Regular IRAs.


SIMPLE IRA
----------

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Regular IRAs.

Ameritas Life of NY Overture Accent! - B:3 -       Tax Qualified Plan Disclosure

ROTH IRA
--------

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,000 for 2012. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limits are required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $110,000. Your ability to contribute to your Roth IRA is phased out at $125,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $173,000. Your ability to contribute to your Roth IRA is phased out at $183,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply.
A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

Ameritas Life of NY Overture Accent! - B:4 -       Tax Qualified Plan Disclosure

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Recharacterization
You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Regular IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

General Information and Restrictions for All IRAs
-------------------------------------------------

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

Status of Our IRA Plan
----------------------

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

Ameritas Life of NY Overture Accent! - B:5 -       Tax Qualified Plan Disclosure

                                   THANK YOU
for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option's underlying portfolios you wish to select.


                             IF YOU HAVE QUESTIONS,
                     contact your sales representative, or
                              write or call us at:

                    Ameritas Life Insurance Corp. of New York
                                 Service Center
                                 P.O. Box 82550
                            Lincoln, Nebraska 68501
                                       or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-745-1112
                              Fax: 1-402-467-7335
                                 AmeritasNY.com


                    Ameritas Life Insurance Corp. of New York
                           1350 Broadway, Suite 2201
                               New York, NY 10018
                           Telephone: 1-877-280-6110

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need.


     STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

     A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains other information about the Separate Account and Ameritas Life of NY, plus more details concerning the disclosures in this prospectus.

     For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," and select "file number," then type "333-39244"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                                        Begin on
                                                          Page
--------------------------------------------------------------------------------

General Information and History                             1
Services
--------------------------------------------------------------------------------

Purchase of Securities Being Offered                        2
Underwriters
Calculation of Performance
     Standardized Performance Reporting
     Non-Standardized Performance Reporting
     Our Performance Reports
     Yields
--------------------------------------------------------------------------------

Other Information                                           4
Service Marks and Copyrights
Financial Statements


(c)2012 Ameritas Life Insurance Corp. of New York

              [Ameritas Life Insurance Corp. of New York Logo]

                                   Last Page
Ameritas Life of NY Overture Accent!                SEC Registration # 811-09977

--------------------------------------------------------------------------------
Statement of Additional Information: May 1, 2012
to accompany Policy Prospectus dated:  May 1, 2012

                                [Ameritas Life Insurance Corp. of New York Logo]

Variable Annuity Policies
offered through
Ameritas Life of NY Separate Account VA
--------------------------------------------------------------------------------

     TABLE OF CONTENTS                                   Page
                                                         ----
     General Information and History.......................1
     Services

     Purchase of Securities Being Offered..................2
     Underwriters
     Calculation of Performance
        Standardized Performance Reporting
        Non-Standardized Performance Reporting
        Yields

     Other Information....................................4
     Service Marks and Copyrights
     Financial Statements

This Statement of Additional Information ("Statement") is not a prospectus. It contains information in addition to and more detailed than set forth in your Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our website at AmeritasNY.com or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                        GENERAL INFORMATION AND HISTORY

Ameritas Life of NY Separate Account VA (First Ameritas Variable Annuity Separate Account prior to March 1, 2012) ("Separate Account") is a separate investment account of Ameritas Life Insurance Corp. of New York (First
Ameritas Life Insurance Corp. of New York prior to October 1, 2011) ("we, us, our, Ameritas Life of NY"). We are engaged in the business of issuing life insurance and annuities, group dental, eye care and hearing care insurance, retirement plans and 401(k) plans in the State of New York. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We are a stock life insurance company organized under the insurance laws of the State of New York in 1993. We are subject to New York law and regulated by the New York State Department of Financial Services. We are a wholly owned subsidiary of Ameritas Life Insurance Corp. ("Ameritas Life"), Nebraska's first insurance company - in business since 1887. Ameritas Life is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company, and AHC is the wholly owned subsidiary of UNIFI(R) Mutual Holding Company ("UNIFI(R)"), a Nebraska mutual insurance holding company. Each UNIFI Company(R) is solely responsible for its own financial condition and contractual obligations.

                                    SERVICES
The balance sheets - statutory basis of Ameritas Life Insurance Corp. of New York, a wholly owned subsidiary of Ameritas Life Insurance Corp., which is an indirect wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2011 and 2010, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of First Ameritas Variable Annuity Separate Account as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

                                     SAI: 1
Ameritas Life Of NY Separate Account VA      Statement of Additional Information

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.


                      PURCHASE OF SECURITIES BEING OFFERED

The Ameritas Life of NY variable annuity Policies were sold by licensed insurance agents in the state where the Policies were lawfully sold. The agents were registered representatives of broker-dealers that were registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc., which was reorganized into the Financial Industry Regulatory Authority (or "FINRA") in 2007.


                                  UNDERWRITERS

The Policies are no longer offered for sale. They were distributed by Ameritas Investment Corp ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC is a direct majority-owned subsidiary of our parent, Ameritas Life Insurance Corp. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                               YEAR:    2009      2010     2011
--------------------------------------------------------------------------------------------------
Variable annuity commission we paid to AIC that was paid
to other broker-dealers and representatives (not kept by AIC).       $29,308        $0      $17
--------------------------------------------------------------------------------------------------
Variable annuity commission earned and kept by AIC.                       $0        $0       $0
--------------------------------------------------------------------------------------------------
Fees we paid to AIC for variable annuity Principal
Underwriter services.                                                     $0        $0     $188
--------------------------------------------------------------------------------------------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is

                                     SAI: 2
Ameritas Life Of NY Separate Account VA      Statement of Additional Information
then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge, the current annual Policy fee, and is presented both with and without the charge for the optional feature (presently only a Periodic Step-Up Guaranteed Minimum Death Benefit). The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. Currently, no deduction is made for premium taxes as New York does not impose a premium tax on variable annuity policy premium.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                            YIELD=2[(a - b + 1)(6) - 1]
                                     -----
                                      cd
Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee, administrative expense charge and the current annual Policy Fee. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, so reflects a current Policy fee, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge. The yield does not include charges for any optional feature.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that

                                     SAI: 3
Ameritas Life Of NY Separate Account VA      Statement of Additional Information
the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Money Market Subaccount nor that Subaccount's investment in the Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


                               OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies described in this Statement of Additional Information ("Statement"). Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registrations, refer to the documents we file with the SEC. They may be accessed on the SEC's website at www.sec.gov, select "Search for Company Filings," then type file number "811-09977" or you may review and copy them (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)


                          SERVICE MARKS AND COPYRIGHTS

The bison symbol is a registered service mark of Ameritas Life Insurance Corp., which licenses its use to Ameritas Life Insurance Corp. of New York. The Policies and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp. of New York.

Licensing Agreement
The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Ameritas Life of NY is through the Licensee ("Ameritas Life"), and is for the purpose of the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements, which follow this page, bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI: 4
Ameritas Life Of NY Separate Account VA      Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors
Ameritas Life Insurance Corp. of New York
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise First Ameritas Variable Annuity Separate Account (the "Account") as of December 31, 2011 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2011 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting First Ameritas Variable Annuity Separate Account as of December 31, 2011, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 16, 2012

                                                  FIRST AMERITAS
                                                  --------------
                                         VARIABLE ANNUITY SEPARATE ACCOUNT
                                         ---------------------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                 DECEMBER 31, 2011
                                                 -----------------

ASSETS
INVESTMENTS AT FAIR VALUE:

  Calvert Variable Series, Inc. (Calvert):
  ----------------------------------------
    Calvert VP SRI Strategic Portfolio (Core Strategies) -
      1,410.847 shares at $15.71 per share  (cost $26,728)                          $      22,164
    Calvert VP Money Market Portfolio (Money Market) -
      83,545.930 shares at $1.00 per share  (cost $83,546)                                 83,546
    Calvert VP SRI Balanced Portfolio (Balanced) -
      6,296.180 shares at $1.749 per share  (cost $11,137)                                 11,012
    Calvert VP Income Portfolio (Income) -
      895.004 shares at $15.75 per share  (cost $14,271)                                   14,096
    Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
      239.129 shares at $31.66 per share  (cost $6,342)                                     7,571
    Calvert VP SRI Equity Portfolio (Equity) -
      691.063 shares at $19.09 per share  (cost $10,068)                                   13,192
  Calvert Variable Products, Inc. (Summit):
  ----------------------------------------
    Calvert VP S&P 500 Index Portfolio (S&P 500) -
      8.602 shares at $76.32 per share  (cost $515)                                           657
    Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
      99.458 shares at $63.54 per share  (cost $6,935)                                      6,320
    Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
      0.000 shares at $66.38 per share  (cost $0)                                            ----
  Fidelity Variable Insurance Products (Fidelity):
  ------------------------------------------------
    Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity-Income SC2) -
      112.473 shares at $18.41 per share  (cost $2,441)                                     2,071
    Fidelity VIP Growth Portfolio, Service Class 2 (Growth SC2) -
      1,271.151 shares at $36.53 per share  (cost $42,451)                                 46,435
    Fidelity VIP High Income Portfolio, Service Class 2 (High Income SC2) -
      0.000 shares at $5.26 per share  (cost $0)                                             ----
    Fidelity VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
      0.000 shares at $13.52 per share  (cost $0)                                            ----
    Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
      203.170 shares at $12.72 per share  (cost $2,581)                                     2,584
    Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
      0.000 shares at $22.64 per share  (cost $0)                                            ----
  Third Avenue Variable Series Trust (Third Avenue):
  --------------------------------------------------
    Third Avenue Value Portfolio (Value) -
      0.000 shares at $11.42 per share  (cost $0)                                            ----
                                                                                    --------------
  NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                    $     209,648
                                                                                    ==============
The accompanying notes are an integral part of these financial statements.

                                      FS-2

                                                  FIRST AMERITAS
                                                  --------------
                                         VARIABLE ANNUITY SEPARATE ACCOUNT
                                         ---------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                Calvert
                                                                                    ------------------------------
                                                                                         Core
                                                                                      Strategies
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $         121
  Mortality and expense risk charge                                                          (350)
                                                                                    --------------
Net investment income(loss)                                                                  (229)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                            ----
  Net realized gain(loss) on sale of fund shares                                              (21)
                                                                                    --------------
Net realized gain(loss)                                                                       (21)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             (3,366)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $      (3,616)
                                                                                    ==============


                                                                                           Core Strategies
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $        (229)  $        (232)
 Net realized gain(loss)                                                                      (21)            (52)
 Net change in unrealized appreciation/depreciation                                        (3,366)          2,419
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                           (3,616)          2,135
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                         ----            ----
 Subaccounts transfers (including fixed account), net                                        ----            ----
 Transfers for policyowner benefits and terminations                                         ----            ----
 Policyowner maintenance charges                                                             ----             (15)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                         ----             (15)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     (3,616)          2,120
Net assets at beginning of period                                                          25,780          23,660
                                                                                    --------------  --------------
Net assets at end of period                                                         $      22,164   $      25,780
                                                                                    ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                     Calvert
--------------------------------------------------------------------------------------------------------------------

  Money Market                              Balanced                                 Income
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$             9                         $           146                         $           591
           (836)                                   (153)                                   (132)
----------------                        ----------------                        ----------------
           (827)                                     (7)                                    459
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
           ----                                    ----                                       2
----------------                        ----------------                        ----------------
           ----                                    ----                                       2
----------------                        ----------------                        ----------------

           ----                                     343                                     (60)
----------------                        ----------------                        ----------------


$          (827)                        $           336                         $           401
================                        ================                        ================


            Money Market                              Balanced                               Income
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$          (827)    $          (823)    $            (7)    $             6     $           459     $           475
           ----                ----                ----                 (18)                  2                   1
           ----                ----                 343               1,034                 (60)                403
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

           (827)               (823)                336               1,022                 401                 879
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----                ----                ----                ----                ----
           ----                ----                ----                ----                ----                ----
         (7,059)             (7,059)               ----                ----                ----                ----
            (13)                (14)                (28)                (26)               ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         (7,072)             (7,073)                (28)                (26)               ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (7,899)             (7,896)                308                 996                 401                 879
         91,445              99,341              10,704               9,708              13,695              12,816
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        83,546     $        91,445     $        11,012     $        10,704     $        14,096     $        13,695
================    ================    ================    ================    ================    ================

                                                  FIRST AMERITAS
                                                  --------------
                                         VARIABLE ANNUITY SEPARATE ACCOUNT
                                         ---------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                Calvert
                                                                                    ------------------------------

                                                                                        Mid Cap
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $        ----
 Mortality and expense risk charge                                                            (95)
                                                                                    --------------
Net investment income(loss)                                                                   (95)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                              468
 Net realized gain(loss) on sale of fund shares                                                26
                                                                                    --------------
Net realized gain(loss)                                                                       494
                                                                                    --------------

Change in unrealized appreciation/depreciation                                               (316)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $          83
                                                                                    ==============


                                                                                                Mid Cap
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $         (95)  $         (78)
 Net realized gain(loss)                                                                      494               5
 Net change in unrealized appreciation/depreciation                                          (316)          1,798
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                               83           1,725
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                         ----            ----
 Subaccounts transfers (including fixed account), net                                        ----            ----
 Transfers for policyowner benefits and terminations                                         ----            ----
 Policyowner maintenance charges                                                               (8)             (7)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                           (8)             (7)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                         75           1,718
Net assets at beginning of period                                                           7,496           5,778
                                                                                    --------------  --------------
Net assets at end of period                                                         $       7,571   $       7,496
                                                                                    ==============  ==============
The accompanying notes are an integral part of these financial statements.

              Calvert                                                      Summit
------------------------------------    ----------------------------------------------------------------------------

     Equity                                 S&P 500                                EAFE Intl.
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $            10                         $           167
           (131)                                     (8)                                    (87)
----------------                        ----------------                        ----------------
           (131)                                      2                                      80
----------------                        ----------------                        ----------------


           ----                                      21                                    ----
             36                                       3                                       4
----------------                        ----------------                        ----------------
             36                                      24                                       4
----------------                        ----------------                        ----------------

           (211)                                    (22)                                 (1,092)
----------------                        ----------------                        ----------------


$          (306)                        $             4                         $        (1,008)
================                        ================                        ================


               Equity                                 S&P 500                                 EAFE Intl.
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$          (131)    $          (107)    $             2     $             1     $            80     $            29
             36                  17                  24                  19                   4                  (1)
           (211)              1,967                 (22)                 57              (1,092)                477
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

           (306)              1,877                   4                  77              (1,008)                505
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----                ----                ----                ----                ----
           ----                ----                ----                ----                ----               6,838
           ----                ----                ----                ----                ----                ----
           ----                ----                  (4)                 (4)                 (7)                 (8)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
           ----                ----                  (4)                 (4)                 (7)              6,830
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

           (306)              1,877                ----                  73              (1,015)              7,335
         13,498              11,621                 657                 584               7,335                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        13,192     $        13,498     $           657     $           657     $         6,320     $         7,335
================    ================    ================    ================    ================    ================

                                                  FIRST AMERITAS
                                                  --------------
                                         VARIABLE ANNUITY SEPARATE ACCOUNT
                                         ---------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                Summit
                                                                                    ------------------------------

                                                                                      S&P MidCap
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $        ----
 Mortality and expense risk charge                                                           ----
                                                                                    --------------
Net investment income(loss)                                                                  ----
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                              ----
                                                                                    --------------
Net realized gain(loss)                                                                      ----
                                                                                    --------------

Change in unrealized appreciation/depreciation                                               ----
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $        ----
                                                                                    ==============

                                                                                               S&P MidCap
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $        ----   $        ----
 Net realized gain(loss)                                                                     ----            ----
 Net change in unrealized appreciation/depreciation                                          ----            ----
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                             ----            ----
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                         ----            ----
 Subaccounts transfers (including fixed account), net                                        ----            ----
 Transfers for policyowner benefits and terminations                                         ----            ----
 Policyowner maintenance charges                                                             ----            ----
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                         ----            ----
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                       ----            ----
Net assets at beginning of period                                                            ----            ----
                                                                                    --------------  --------------
Net assets at end of period                                                         $        ----   $        ----
                                                                                    ==============  ==============
The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
 Equity-Income                                                                    High Income
      SC2                                  Growth SC2                                  SC2
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$            49                         $            62                         $          ----
            (30)                                   (672)                                   ----
----------------                        ----------------                        ----------------
             19                                    (610)                                   ----
----------------                        ----------------                        ----------------


           ----                                     167                                    ----
             (7)                                     84                                    ----
----------------                        ----------------                        ----------------
             (7)                                    251                                    ----
----------------                        ----------------                        ----------------

            (26)                                   (301)                                   ----
----------------                        ----------------                        ----------------


$           (14)                        $          (660)                        $          ----
================                        ================                        ================


         Equity-Income SC2                           Growth SC2                           High Income SC2
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$            19     $             5     $          (610)    $          (553)    $          ----     $          ----
             (7)                (13)                251                 104                ----                ----
            (26)                259                (301)              8,986                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

            (14)                251                (660)              8,537                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----                ----                ----                ----                ----
           ----                ----                ----                ----                ----                ----
           ----                ----                ----                ----                ----                ----
            (28)                (28)               ----                 (15)               ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
            (28)                (28)               ----                 (15)               ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

            (42)                223                (660)              8,522                ----                ----
          2,113               1,890              47,095              38,573                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$         2,071     $         2,113     $        46,435     $        47,095     $          ----     $          ----
================    ================    ================    ================    ================    ================

                                                  FIRST AMERITAS
                                                  --------------
                                         VARIABLE ANNUITY SEPARATE ACCOUNT
                                         ---------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------

                                                                                     Overseas SC2
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $        ----
 Mortality and expense risk charge                                                           ----
                                                                                    --------------
Net investment income(loss)                                                                  ----
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                              ----
                                                                                    --------------
Net realized gain(loss)                                                                      ----
                                                                                    --------------

Change in unrealized appreciation/depreciation                                               ----
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $        ----
                                                                                    ==============


                                                                                             Overseas SC2
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $        ----   $        ----
 Net realized gain(loss)                                                                     ----            ----
 Net change in unrealized appreciation/depreciation                                          ----            ----
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                             ----            ----
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                         ----            ----
 Subaccounts transfers (including fixed account), net                                        ----            ----
 Transfers for policyowner benefits and terminations                                         ----            ----
 Policyowner maintenance charges                                                             ----            ----
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                         ----            ----
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                       ----            ----
Net assets at beginning of period                                                            ----            ----
                                                                                    --------------  --------------
Net assets at end of period                                                         $        ----   $        ----
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                  Fidelity                                                  Third Avenue
----------------------------------------------------------------------------    ------------------------------------
    Inv. Bond                              Contrafund
       SC2                                     SC2                                    Value
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$            80                         $          ----                         $          ----
            (35)                                   ----                                    ----
----------------                        ----------------                        ----------------
             45                                    ----                                    ----
----------------                        ----------------                        ----------------


             68                                    ----                                    ----
           ----                                    ----                                    ----
----------------                        ----------------                        ----------------
             68                                    ----                                    ----
----------------                        ----------------                        ----------------

             23                                    ----                                    ----
----------------                        ----------------                        ----------------


$           136                         $          ----                         $          ----
================                        ================                        ================


           Inv. Bond SC2                           Contrafund SC2                              Value
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011                2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$            45     $            49     $          ----     $          ----     $          ----     $          ----
             68                  27                ----                ----                ----                ----
             23                  67                ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

            136                 143                ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----                ----                ----                ----                ----
           ----                ----                ----                ----                ----                ----
           ----                ----                ----                ----                ----                ----
            (32)                (32)               ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
            (32)                (32)               ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

            104                 111                ----                ----                ----                ----
          2,480               2,369                ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$         2,584     $         2,480     $          ----     $          ----     $          ----     $          ----
================    ================    ================    ================    ================    ================

                                 FIRST AMERITAS
                                 --------------
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                       ---------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                FOR THE PERIODS ENDED DECEMBER 31, 2011 AND 2010
                ------------------------------------------------

1.  ORGANIZATION
----------------

     The First Ameritas Variable Annuity Separate Account (the "Account") began operations during 2001 as a separate investment account within Ameritas Life Insurance Corp. of New York (the "Company"), a wholly owned subsidiary of Ameritas Life Insurance Corp. (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company). Effective October 1, 2011, First Ameritas Life Insurance Corp. of New York was changed to Ameritas Life Insurance Corp. of New York. The assets of the Account are held by the Company and are segregated from all the Company's other assets and are used only to support variable annuity products issued by the Company.

     Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2011 there are sixteen subaccounts available within the Account listed as follows:

     Calvert Investment Management, Inc.            Fidelity Management & Research Company
       (formerly Calvert Asset Management             Fidelity
       Company, Inc.) (Advisor) (See Note 3)           *Equity-Income SC2
       Calvert (Fund Series short cite)                *Growth SC2
        *Core Strategies (Subaccount short cite)       *High Income SC2
        *Money Market                                  *Overseas SC2
        *Balanced                                      *Inv. Bond SC2
        *Income                                        *Contrafund SC2
        *Mid Cap
        *Equity                                     Third Avenue Management LLC
                                                      Third Avenue
       Summit                                          *Value
        *S&P 500
          (Commenced December 12, 2008)
        *EAFE Intl.
          (Commenced April 30, 2010)
        *S&P MidCap(1)(A)

     (A) These subaccounts have no activity since inception.

Note: The above chart references the fund series and subaccount short cites from the Statement of Net Assets.
      (1) Subaccount name remained the same except Class I was added.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------

     BASIS OF ACCOUNTING
     The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
-------------------------------------------------------------------------
continued
---------

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS
     The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

     Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

     FAIR VALUE MEASUREMENTS
     The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

        - Level 1 - Quoted market prices in active markets for identical assets or liabilities.
        - Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
        - Level 3 - Unobservable inputs that are not corroborated by market data.

     Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

     FEDERAL AND STATE INCOME TAXES
     The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

     SUBSEQUENT EVENT
     Effective March 1, 2012, the Company's Board of Directors approved a change in the Account's name from First Ameritas Variable Annuity Separate Account to Ameritas Life of NY Separate Account VA.

3.  RELATED PARTIES
-------------------

     Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2011 and 2010, as follows:

                                                                         Management/
                                                    Investment         Administrative
                                                   Advisory Fee             Fee
     Calvert:                                     ---------------      --------------
      Core Strategies                                 0.00750              0.00050
      Money Market                                    0.00200              0.00050
      Balanced                                        0.00425              0.00275
      Income                                          0.00400              0.00300
      Mid Cap                                         0.00650              0.00250
      Equity                                          0.00500              0.00200
     Summit:
      S&P 500                                         0.00250              0.00100
      EAFE Intl.                                      0.00560              0.00100
      S&P MidCap                                      0.00300              0.00100

4.  PURCHASES AND SALES OF INVESTMENTS
--------------------------------------

     The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2011 were as follows:

                                                     Purchases              Sales
     Calvert:                                     ---------------      --------------
      Core Strategies                              $          120      $          350
      Money Market                                              8               7,908
      Balanced                                                145                 180
      Income                                                  590                 132
      Mid Cap                                                 467                 103
      Equity                                                 ----                 130

     Summit:
      S&P 500                                                  31                  12
      EAFE Intl.                                              166                  93
      S&P MidCap                                             ----                ----

     Fidelity:
      Equity-Income SC2                                        49                  58
      Growth SC2                                              229                 671
      High Income SC2                                        ----                ----
      Overseas SC2                                           ----                ----
      Inv. Bond SC2                                           146                  66
      Contrafund SC2                                         ----                ----

     Third Avenue:
      Value                                                  ----                ----

5.  FINANCIAL HIGHLIGHTS
------------------------

     The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

     Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

     Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2011, these fees range between .95 percent and 1.40 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $36 per policy annually and/or as rider charges taken as a percent of net assets ranged up to .25 percent (annualized), depending on the product and options selected.

     Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

     Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Calvert:
Core Strategies
---------------
2011                  17.63   17.63              1,257       22,164     0.48      1.40    1.40   (14.02)   (14.02)
2010                  20.50   20.50              1,257       25,780     0.42      1.40    1.40     9.03      9.03
2009                  18.80   18.80              1,258       23,660     1.39      1.40    1.40    41.47     41.47
2008                  13.29   13.29              1,259       16,737     0.86      1.40    1.40   (41.24)   (41.24)
2007                  22.62   22.62              1,260       28,509     0.67      1.40    1.40     5.47      5.47

Money Market
------------
2011                   1.06    1.12             74,399       83,546     0.01      0.95    1.40    (1.38)    (0.93)
2010                   1.08    1.14             80,659       91,445     0.10      0.95    1.40    (1.27)    (0.85)
2009                   1.09    1.14             86,864       99,341     0.92      0.95    1.40    (0.58)    (0.07)
2008                   1.10    1.15            120,736      137,989     2.98      0.95    1.40     1.57      2.03
2007                   1.08    1.12            135,759      152,245     4.99      0.95    1.40     3.59      4.05

                                      FS-14

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Calvert, continued:
Balanced
--------
2011                   2.18    2.18              5,050       11,012     1.33      1.40    1.40     3.13      3.13
2010                   2.11    2.11              5,062       10,704     1.45      1.40    1.40    10.54     10.54
2009                   1.91    1.91              5,075        9,708     2.15      1.40    1.40    23.56     23.56
2008                   1.55    1.55              7,312       11,319     2.74      1.40    1.40   (32.29)   (32.29)
2007                   2.29    2.29              6,484       14,822     1.15      1.40    1.40     1.33      1.33

Income
------
2011                  23.32   23.32                605       14,096     4.23      0.95    0.95     2.93      2.93
2010                  22.65   22.65                605       13,695     4.49      0.95    0.95     6.86      6.86
2009                  21.20   21.20                605       12,816     5.73      0.95    0.95    19.66     19.66
2008                  17.72   17.72                605       10,710     4.89      0.95    0.95   (12.48)   (12.48)
2007                  20.24   20.24                605       12,237     4.41      0.95    0.95     4.01      4.01

Mid Cap
-------
2011                  32.15   33.36                232        7,571     ----      0.95    1.40     0.93      1.39
2010                  31.86   32.90                232        7,496     ----      0.95    1.40    29.63     30.23
2009                  24.57   25.26                233        5,778     ----      0.95    1.40    30.22     30.71
2008                  18.87   19.33                233        4,437     ----      0.95    1.40   (38.07)   (37.79)
2007                  30.47   31.07                234        7,162     ----      0.95    1.40    (1.56)     8.62

Equity
------
2011                  19.69   19.69                670       13,192     ----      0.95    0.95    (2.27)    (2.27)
2010                  20.15   20.15                670       13,498     0.06      0.95    0.95    16.15     16.15
2009                  17.35   17.35                670       11,621     0.43      0.95    0.95    33.00     33.00
2008                  13.04   13.04                670        8,738     ----      0.95    0.95   (36.40)   (36.40)
2007                  20.51   20.51                670       13,739     ----      0.95    0.95     8.95      8.95

Summit:
S&P 500
-------
2011                  84.05   84.05                  8          657     1.51      1.40    1.40     0.49      0.49
2010                  83.64   83.64                  8          657     1.51      1.40    1.40    13.23     13.23
2009                  73.87   73.87                  8          584     1.62      1.40    1.40    24.41     24.41
2008                  59.38   59.38                 32        1,871     1.64      1.40    1.40     2.74      2.74
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

EAFE Intl.
----------
2011                  64.50   65.01                 98        6,320     2.35      0.95    1.40   (13.92)   (13.51)
2010                  74.93   75.17                 98        7,335     1.25      0.95    1.40     7.26      7.60
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

                                      FS-15

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Summit, continued:
S&P MidCap
----------
2011                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Fidelity:
Equity-Income SC2
-----------------
2011                  25.00   25.00                 83        2,071     2.32      1.40    1.40    (0.75)    (0.75)
2010                  25.19   25.19                 84        2,113     1.67      1.40    1.40    13.29     13.29
2009                  22.23   22.23                 85        1,890     2.13      1.40    1.40    28.04     28.04
2008                  17.36   17.36                 86        1,501     2.36      1.40    1.40   (43.62)   (43.62)
2007                  30.80   30.80                 88        2,697     1.60      1.40    1.40    (0.12)    (0.12)

Growth SC2
----------
2011                  32.78   32.78              1,417       46,435     0.13      1.40    1.40    (1.40)    (1.40)
2010                  33.24   33.24              1,417       47,095     0.03      1.40    1.40    22.14     22.14
2009                  27.22   27.22              1,417       38,573     0.20      1.40    1.40    26.20     26.20
2008                  21.57   21.57              1,418       30,577     0.60      1.40    1.40   (48.05)   (48.05)
2007                  41.52   41.52              1,418       58,884     0.38      1.40    1.40    24.91     24.91

High Income SC2
---------------
2011                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Overseas SC2
------------
2011                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Inv. Bond SC2
-------------
2011                  18.32   18.32                141        2,584     3.13      1.40    1.40     5.55      5.55
2010                  17.36   17.36                143        2,480     3.34      1.40    1.40     6.07      6.07
2009                  16.36   16.36                145        2,369     8.41      1.40    1.40    13.88     13.88
2008                  14.37   14.37                147        2,116     4.06      1.40    1.40    (4.84)    (4.84)
2007                  15.10   15.10                149        2,251     4.10      1.40    1.40     2.60      2.60

                                      FS-16

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
Contrafund SC2
--------------
2011                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Third Avenue:
Value
-----
2011                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                  25.92   25.92               ----         ----     2.12      1.40    1.40     4.80      4.80

6.   CHANGES IN UNITS OUTSTANDING
---------------------------------
The changes in units outstanding for the periods ended December 31 were as follows:

                                                 2011                 2010
                                           ----------------     ----------------
     Calvert:
     Core Strategies
     ---------------
     Units issued                                     ----                 ----
     Units redeemed                                   ----                   (1)
                                           ----------------     ----------------
     Net increase(decrease)                           ----                   (1)
                                           ================     ================

     Money Market
     ------------
     Units issued                                     ----                 ----
     Units redeemed                                 (6,260)              (6,205)
                                           ----------------     ----------------
     Net increase(decrease)                         (6,260)              (6,205)
                                           ================     ================

     Balanced
     --------
     Units issued                                     ----                 ----
     Units redeemed                                    (12)                 (13)
                                           ----------------     ----------------
     Net increase(decrease)                            (12)                 (13)
                                           ================     ================

     Income
     ------
     Units issued                                     ----                 ----
     Units redeemed                                   ----                 ----
                                           ----------------     ----------------
     Net increase(decrease)                           ----                 ----
                                           ================     ================

6.   CHANGES IN UNITS OUTSTANDING
---------------------------------

                                                 2011                 2010
                                           ----------------     ----------------
     Calvert, continued:
     Mid Cap
     -------
     Units issued                                     ----                 ----
     Units redeemed                                   ----                   (1)
                                           ----------------     ----------------
     Net increase(decrease)                           ----                   (1)
                                           ================     ================

     Equity
     ------
     Units issued                                     ----                 ----
     Units redeemed                                   ----                 ----
                                           ----------------     ----------------
     Net increase(decrease)                           ----                 ----
                                           ================     ================

     Summit:
     S&P 500
     -------
     Units issued                                     ----                 ----
     Units redeemed                                   ----                 ----
                                           ----------------     ----------------
     Net increase(decrease)                           ----                 ----
                                           ================     ================

     EAFE Intl.
     ----------
     Units issued                                     ----                   98
     Units redeemed                                   ----                 ----
                                           ----------------     ----------------
     Net increase(decrease)                           ----                   98
                                           ================     ================

     S&P MidCap
     ----------
     Units issued                                     ----                 ----
     Units redeemed                                   ----                 ----
                                           ----------------     ----------------
     Net increase(decrease)                           ----                 ----
                                           ================     ================

     Fidelity:
     Equity-Income SC2
     -----------------
     Units issued                                     ----                 ----
     Units redeemed                                     (1)                  (1)
                                           ----------------     ----------------
     Net increase(decrease)                             (1)                  (1)
                                           ================     ================

     Growth SC2
     ----------
     Units issued                                     ----                 ----
     Units redeemed                                   ----                 ----
                                           ----------------     ----------------
     Net increase(decrease)                           ----                 ----
                                           ================     ================

     High Income SC2
     ---------------
     Units issued                                     ----                 ----
     Units redeemed                                   ----                 ----
                                           ----------------     ----------------
     Net increase(decrease)                           ----                 ----
                                           ================     ================

6.   CHANGES IN UNITS OUTSTANDING
---------------------------------
                                                 2011                 2010
                                           ----------------     ----------------
     Fidelity, continued:
     Overseas SC2
     ------------
     Units issued                                     ----                 ----
     Units redeemed                                   ----                 ----
                                           ----------------     ----------------
     Net increase(decrease)                           ----                 ----
                                           ================     ================

     Inv. Bond SC2
     -------------
     Units issued                                     ----                 ----
     Units redeemed                                     (2)                  (2)
                                           ----------------     ----------------
     Net increase(decrease)                             (2)                  (2)
                                           ================     ================

     Contrafund SC2
     --------------
     Units issued                                     ----                 ----
     Units redeemed                                   ----                 ----
                                           ----------------     ----------------
     Net increase(decrease)                           ----                 ----
                                           ================     ================

     Third Avenue:
     Value
     -----
     Units issued                                     ----                 ----
     Units redeemed                                   ----                 ----
                                           ----------------     ----------------
     Net increase(decrease)                           ----                 ----
                                           ================     ================

                          Independent Auditors' Report

To the Board of Directors
Ameritas Life Insurance Corp. of New York
Lincoln, Nebraska

We have audited the accompanying balance sheets - statutory basis of Ameritas Life Insurance Corp. of New York (the Company), a wholly owned subsidiary of Ameritas Life Insurance Corp., which is an indirect wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2011 and 2010, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. of New York as of December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory basis of Ameritas Life Insurance Corp. of New York as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 29, 2012

                                             AMERITAS LIFE INSURANCE CORP. OF NEW YORK
                                                 Balance Sheets - Statutory Basis
                                                                                           December 31
                                                                                ---------------------------------
                ADMITTED ASSETS                                                       2011             2010
                                                                                ---------------- ----------------
Bonds                                                                           $    77,788,770  $    50,274,262
Mortgage loans                                                                        4,646,984        1,197,289
Cash, cash equivalents, and short-term investments                                    8,343,463       15,399,632
Loans on insurance contracts                                                          1,446,596          474,036
                                                                                ---------------- ----------------
    Total Cash and Invested Assets                                                   92,225,813       67,345,219

Investment income due and accrued                                                       837,239          577,237
Deferred and uncollected premiums                                                     2,100,474        2,222,520
Federal income taxes recoverable - affiliates                                                 -          293,950
Net deferred tax asset                                                                        -           85,385
Other admitted assets                                                                   826,593          195,968
Separate account assets                                                               8,653,228          303,823
                                                                                ---------------- ----------------
    Total Admitted Assets                                                       $   104,643,347  $    71,024,102
                                                                                ================ ================

    LIABILITIES AND CAPITAL AND SURPLUS
Reserves for life, accident and health policies                                 $    52,968,145  $    18,317,469
Deposit-type funds                                                                           77               21
Reserves for unpaid claims                                                            1,273,352        1,262,504
Dividends payable to policyholders                                                      173,000          213,000
Accrued commissions, expenses and insurance taxes                                       627,218          388,549
Asset valuation reserve                                                                 257,037          158,050
Other liabilities                                                                     4,096,494        3,503,191
Separate account liabilities                                                          8,653,228          303,823
                                                                                ---------------- ----------------
    Total Liabilities                                                                68,048,551       24,146,607
                                                                                ================ ================

Common stock, par value $1,000 per share;
  2,000 shares authorized, issued and outstanding                                     2,000,000        2,000,000
Additional paid-in capital                                                           37,358,780       36,800,000
Unassigned surplus                                                                   (2,763,984)       8,077,495
                                                                                ---------------- ----------------
    Total Capital and Surplus                                                        36,594,796       46,877,495
                                                                                ---------------- ----------------
    Total Liabilities and Capital and Surplus                                   $   104,643,347  $    71,024,102
                                                                                ================ ================

             The accompanying notes are an integral part of the statutory basis financial statements.

                                       2

                                             AMERITAS LIFE INSURANCE CORP. OF NEW YORK
                             Summary of Operations and Changes in Capital and Surplus - Statutory Basis


                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
Premiums and Other Revenue
  Premium income                                                                $    71,562,075  $    29,931,401  $    30,192,746
  Net investment income                                                               2,988,739        1,892,671        1,651,689
  Commissions and expense allowances on reinsurance ceded                               323,381           59,253           83,445
  Miscellaneous income                                                                  120,300           22,431           16,749
                                                                                ---------------- ---------------- ----------------
    Total Premiums and Other Revenue                                                 74,994,495       31,905,756       31,944,629
                                                                                ---------------- ---------------- ----------------

Expenses
  Benefits to policyholders                                                          20,318,208       19,103,209       18,514,933
  Change in reserves for life, accident and health contracts                         34,615,730        3,454,198        2,725,896
  Commissions                                                                         5,044,566        2,099,987        2,949,542
  General insurance expenses                                                         14,819,213        8,254,720        7,164,271
  Taxes, licenses and fees                                                            1,338,979          893,314          895,744
  Net transfers to (from) separate accounts                                           8,702,714           (3,110)         (39,112)
                                                                                ---------------- ---------------- ----------------
    Total Expenses                                                                   84,839,410       33,802,318       32,211,274
                                                                                ---------------- ---------------- ----------------

    Loss from Operations before Dividends, Federal Income Tax                        (9,844,915)      (1,896,562)        (266,645)
    Benefit and Net Realized Capital Losses

  Dividends to policyholders                                                             79,121          137,444          188,641
                                                                                ---------------- ---------------- ----------------

    Loss from Operations before Federal Income Tax Benefit                           (9,924,036)      (2,034,006)        (455,286)
    and Net Realized Capital Losses

  Federal income tax benefit                                                           (134,669)        (349,897)         (87,705)
                                                                                ---------------- ---------------- ----------------

    Loss from Operations before Net Realized Capital Losses                          (9,789,367)      (1,684,109)        (367,581)

  Net realized capital losses                                                           (23,355)          (1,901)         (56,961)
                                                                                ---------------- ---------------- ----------------

    Net Loss                                                                         (9,812,722)      (1,686,010)        (424,542)

  Additional paid in capital
    Capital contribution from parent                                                          -       30,000,000                -
    Capital contribution from parent-tax sharing                                        558,780                -                -
  Unassigned surplus:
    Change in net deferred income taxes                                               3,099,984          344,179          308,220
    Change in non-admitted assets                                                    (3,954,989)      (1,020,947)        (458,214)
    Change in liability for reinsurance in unauthorized companies                       (39,819)          28,381           (1,027)
    Change in asset valuation reserve                                                   (98,987)         (48,761)           4,549
    Other changes                                                                       (34,946)               -                -
                                                                                ---------------- ---------------- ----------------
  Increase (Decrease) in Capital and Surplus                                        (10,282,699)      27,616,842         (571,014)
  Capital and Surplus at the Beginning of the Year                                   46,877,495       19,260,653       19,831,667
                                                                                ---------------- ---------------- ----------------
    Capital and Surplus at the End of Year                                      $    36,594,796   $   46,877,495  $    19,260,653
                                                                                ================ ================ ================

             The accompanying notes are an integral part of the statutory basis financial statements.

                                       3

                                             AMERITAS LIFE INSURANCE CORP. OF NEW YORK
                                             Statements of Cash Flows - Statutory Basis


                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
OPERATING ACTIVITIES
  Premium collected net of reinsurance                                          $    71,166,926  $    31,095,033  $    28,372,840
  Net investment income received                                                      2,681,482        1,783,444        1,603,088
  Miscellaneous income                                                                  416,448           51,664          100,194
  Benefits paid to policyholders                                                    (20,300,001)     (19,331,416)     (18,401,597)
  Commissions, expenses and taxes paid                                              (20,627,381)     (12,057,228)     (10,019,214)
  Dividends paid to policyholders                                                      (119,121)        (165,444)         (63,641)
  Net transfers (to)/from separate accounts                                          (8,709,217)           3,093           39,116
  Federal income taxes received                                                         972,858           70,000          273,612
                                                                                ---------------- ---------------- ----------------

    Net Cash From Operating Activities                                               25,481,994        1,449,146        1,904,398
                                                                                ---------------- ---------------- ----------------

INVESTING ACTIVITIES
  Proceeds from investments sold, matured or repaid                                   5,022,358        2,530,508        4,279,744
  Cost of investments acquired                                                      (35,912,558)     (20,308,742)      (6,218,655)
  Net change in loans on insurance contracts                                           (972,560)        (142,161)          28,100
                                                                                ---------------- ---------------- ----------------

    Net Cash From Investing Activities                                              (31,862,760)     (17,920,395)      (1,910,811)
                                                                                ---------------- ---------------- ----------------

FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital contribution                                                                        -       30,000,000                -
  Capital contribution-tax sharing                                                      558,780                -                -
  Change in deposit-type funds                                                               56               11         (754,786)
  Other miscellaneous, net                                                           (1,234,239)        (102,025)          (1,793)
                                                                                ---------------- ---------------- ----------------

    Net Cash From Financing and Miscellaneous activities                               (675,403)      29,897,986         (756,579)
                                                                                ---------------- ---------------- ----------------

    Net Change in Cash, Cash Equivalents and Short-term
      Investments                                                                    (7,056,169)      13,426,737         (762,992)
                                                                                ---------------- ---------------- ----------------

    Cash, Cash Equivalents and Short-Term Investments
       - Beginning of Year                                                           15,399,632        1,972,895        2,735,887
                                                                                ---------------- ---------------- ----------------

    Cash, Cash Equivalents and Short-Term Investments
      - End of Year                                                             $     8,343,463  $    15,399,632  $     1,972,895
                                                                                ================ ================ ================

             The accompanying notes are an integral part of the statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------------------------------

Nature of Operations
Ameritas Life Insurance Corp. of New York ("the Company"), a stock life insurance company domiciled in the State of New York, is a wholly owned subsidiary of Ameritas Life Insurance Corp. ("ALIC"). ALIC is a wholly-owned subsidiary of Ameritas Holding Company ("AHC"), and AHC is a wholly-owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). AHC also wholly-owns Summit Investment Advisors, Inc. ("SIA"), an advisor providing investment management services to the Company, Ameritas Mortgage Funding, Inc., a mortgage banking business, and owns 17.7% of Paycor, Inc., a payroll processing company, and the remaining 82.3% ownership is with an unaffiliated third party.

Effective October 1, 2011, First Ameritas Life Insurance Corp. of New York changed its name to Ameritas Life Insurance Corp. of New York. In addition, the home office moved from Suffern, New York, to New York City.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

ALIC is an insurance company domiciled in the State of Nebraska. In addition to the Company, ALIC owns 100% of The Union Central Life Insurance Company ("UCL"), a Nebraska domiciled life insurance subsidiary and 100% of the Acacia Life Insurance Company ("Acacia"), a District of Columbia domiciled life insurance subsidiary. ALIC also owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly-owned subsidiary of Aviva USA. As of December 31, 2011, ALIC acquired 100% of BNL Financial Corporation, a holding company, which owns 100% of Brokers National Life Assurance Company, an Arkansas domiciled life insurance subsidiary. UCL's wholly owned subsidiaries include PRBA, Inc., the holding company of a pension administration company and Union Central Mortgage Funding, Inc, a mortgage banking business. Acacia is a 100% owner of the Acacia Realty Corporation, owner of real estate property, Calvert Investments, Inc., a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds and Griffin Realty, LLC, a real estate investment company. Acacia is also an 85% owner of the Acacia Federal Savings Bank, a thrift chartered institution, and the remaining 15% ownership is with ALIC.

On July 19, 2010, the Company received a $30,000,000 capital contribution from ALIC.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders as well as group dental and vision products issued in the State of New York.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services ("the Department").

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

NAIC SAP has been adopted as a component of prescribed or permitted practices by the Department with modifications as the State of New York has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically New York adopted SSAP No. 61 "Life, Deposit-type and Accident and Health Reinsurance" with the following addition: If a ceding insurer that receives credit for reinsurance by way of deduction from its reserve liability remits the associated reinsurance premiums for coverage beyond the paid-to-date of the policy, the ceding insurer may record an asset for the portion of the gross reinsurance premium that provides reinsurance coverage for the period from the next policy premium due date to the earlier of 1) the end of the policy year or 2) the next reinsurance premium due date. The asset shall be admitted as a write-in asset to the extent that the reinsurer must refund premiums to the ceding insurer in the event of either the termination of the ceded policy or the termination of the reinsurance agreement. In addition, New York Circular Letter 1979-33 states that tax allocation agreements with a company's parent, or other companies within the company's holding company system, which result in a payment made to the domestic insurer, the payments made are to be recorded as gross paid in and contributed surplus. A reconciliation of the Company's net income and capital and surplus between NAIC SAP and the State of New York is shown below:

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

                                                  December 31, 2011    December 31, 2010    December 31, 2009
                                                 -------------------  -------------------  -------------------
  Net Loss, New York Basis                         $   (9,812,722)      $   (1,686,010)      $     (424,542)
  New York Prescribed Practices (Income)                  487,793               71,498                    -
                                                   ---------------      ---------------      ---------------
  Net Loss, NAIC SAP                               $   (9,324,929)      $   (1,614,512)      $     (424,542)
                                                   ===============      ===============      ===============

  Statutory Capital and Surplus, New York Basis    $   36,594,796       $   46,877,495       $   19,260,653
  New York Prescribed Practices (Surplus)                     511               71,498                    -
                                                   ---------------      ---------------      ---------------
  Statutory Capital and Surplus, NAIC SAP          $   36,595,307       $   46,948,993       $   19,260,653
                                                   ===============      ===============      ===============

The impact of adopting the New York prescribed accounting practices had an immaterial impact on the Company's Risk Based Capital.

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company's intent and ability to hold to maturity would be carried at amortized cost. Bonds designated at purchase as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, to be recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loans' effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve ("IMR") in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

     Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

     Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     Universal Life and Annuity Policies
     Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

     Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statues, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Reinsurance
     Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

     Certain reinsurance contracts that do not qualify for transfer of insurance risk under GAAP, and as such, are accounted for under the deposit method for GAAP, may qualify for transfer of insurance risk under NAIC SAP and accordingly, would be accounted for as reinsurance under NAIC SAP.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

     Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

     Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents balances include investments with initial maturities of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

     Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

Significant NAIC statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts, or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding policy loans, with amounts over 90 days past due is non-admitted. No amount of investment income due and accrued was excluded from unassigned surplus at December 31, 2011, 2010 and 2009.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss.

Non-admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, unearned annualized commissions, negative disallowed IMR, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $7,313,948 and $3,358,959 at December 31, 2011 and 2010, respectively.

Reserves for Life, Accident and Health Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed and variable annuities are calculated using the Commissioner's Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. During the year ended December 31, 2009, the Company adopted a new actuarial standard for calculating variable annuity reserves in accordance with CARVM, referred to as VA CARVM, which did not have a significant impact of the financial results of the Company.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group dental claims and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Reserves for unpaid life and individual accident and health claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known. These estimates are subject to the affects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for unpaid individual accident and health contract claims is, in part, a first principles-type calculation based on a seriatim listing of open disability claims. Termination rates within the first two years from disability are modified based on Company experience. Termination rates beyond two years are 100% Commissioner's Individual Disability Table A ("CIDA") for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits. All interest discounting assumptions are based on the appropriate NAIC standard. The adequacy of these reserves is demonstrated annually using "Follow-up studies" as defined in the Actuarial Standard of Practice No. 5,
Section 5.14. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a "provision" for litigated claims.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $380,237,130 or 24.2% and $266,874,834 or 46.7% of
the individual life policies in force as of December 31, 2011 and 2010, respectively.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on the holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. If the IMR is negative, (representing aggregate net losses), such negative amount is non-admitted. Amortization included in net investment income was $(6,689), $(6,958) and $(16,345) during 2011, 2010 and 2009, respectively. At December 31,
2011 and 2010, respectively, negative IMR of $61,066 and $80,792 was recorded as a non-admitted asset.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. For universal life insurance contracts and annuity considerations, revenues are recognized when premiums are received and consist of all premiums received. For accident and health insurance contracts, premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves and unpaid claim liabilities are reported net of reinsured amounts.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve held for tax related contingencies was $0 and $0 at December 31, 2011 and 2010, respectively.

The statute of limitations, generally, is closed for the Company through December 31, 2006. In 2011, the IRS began an examination of the consolidated income tax return filed by UNIFI Mutual Holding Company for tax years 2007 through 2009.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in the fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company's revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

A substantial portion of the Company's dental premium is marketed by two unrelated outside entities. The percentage of group dental premium income related to these arrangements was 52%, 54% and 54% for the years ended December 31, 2011, 2010 and 2009, respectively.

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 101, "Income Taxes - A Replacement of SSAP No. 10R and SSAP No. 10" ("SSAP No. 101")
In August 2011, the NAIC issued SSAP No. 101, which supercedes SSAP No. 10 "Income Taxes" and SSAP No. 10R "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" for current and deferred federal and foreign income taxes and current state income taxes. The statement is effective beginning January 1, 2012. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 94R, "Accounting for Transferable and Non-Transferable State Tax Credits" ("SSAP No. 94R")
In December 2011, the NAIC issued SSAP No. 94R, which allows non-transferable state tax credits to be admitted assets if specific criteria are met. The statement was effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Statement of Statutory Accounting Principles No. 5R, "Liabilities, Contingencies and Impairments of Assets - Revised" ("SSAP No. 5R")
In October 2010, the NAIC issued SSAP No. 5R, which revises SSAP No. 5 "Liabilities, Contingencies, and Impairments of Assets" to include the recognition at the inception of a guarantee, a liability for the obligations an entity has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. The revisions to this statement were effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 35R "Guaranty Fund and Other Assessments" ("SSAP No. 35R")
In October 2010, the NAIC issued SSAP No. 35R, which revises SSAP No. 35 "Guaranty Fund and Other Assessments". The revisions to this statement modify the conditions required before recognizing liabilities for insurance related assessments as the liability is not to be recognized until the event obligating the entity to pay an imposed or probable assessment has occurred. The revisions to this statement were effective beginning January 1, 2011. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 91R "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SSAP No. 91R")
In May 2010, the NAIC issued SSAP No. 91R, which incorporated revisions to the existing statement to include updated securities lending accounting, reporting and disclosures. The revisions to this statement were effective December 31, 2010. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 100, "Fair Value Measurements" ("SSAP No. 100")
In December 2009, the NAIC adopted SSAP No. 100, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The statement was effective beginning with December 31, 2010 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations. This statement changed disclosure requirements and no longer requires fair value measurement disclosures to be disaggregated between recurring and non-recurring.

Statement of Statutory Accounting Principles No. 10R, "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" ("SSAP No. 10R")
In November 2009, the NAIC issued SSAP No. 10R, which revises SSAP No. 10 "Income Taxes" to allow for increased admissibility thresholds for admitted deferred tax assets ("DTAs") for companies with risk-based capital ("RBC") that exceeds either the trend test for those entities that are subject to a RBC trend test, or for those companies not subject to the RBC trend test, a RBC above the maximum risk-based capital level where an action level could occur as a result of a trend test, which was 250% for life insurance companies. The expanded deferred tax asset admissibility is elective. If the RBC requirements are met, an admitted DTA may be recognized in an amount equal to the federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; and the lesser of a) the amount of gross DTAs expected to be realized within three years of the balance sheet date, or b) fifteen percent of statutory capital and surplus adjusted to exclude any net DTAs, EDP equipment and operating system software, and any net positive goodwill; and the amount of adjusted gross DTAs that can be offset against existing gross deferred tax liabilities. SSAP No. 10R introduces a valuation allowance concept to the statutory accounting for income taxes. A valuation allowance should be provided to offset tax benefits associated with DTAs if it is more likely than not that the tax benefit will not be realized. The provisions of SSAP No. 10R were effective for the year ended December 31, 2009, and interim and annual financial statements through December 31, 2011.
The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Statement of Statutory Accounting Principles No. 43R, "Loan-backed and Structured Securities" ("SSAP No. 43R")
In September 2009, the NAIC issued SSAP No. 43R, which superceded SSAP No. 43, "Loan-Backed and Structured Securities", SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment of SSAP No. 43" and paragraph 13 of SSAP No. 99, "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment". Under SSAP No. 43R, for impaired loan-backed and structured securities which an entity intends to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and its fair value as of the balance sheet date. For impaired securities that the entity does not expect to recover the entire cost basis of, but does not intend to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and the entity's estimate of the present value of future cash flows of the security, discounted at an appropriate discount rate specified in SSAP No. 43R. Also, SSAP No. 43R requires a two-step process for determining the carrying value method and final NAIC designation of certain loan-backed and structured securities. Under the two-step process, an initial NAIC designation is utilized to determine the carrying value method, with loan-backed and structured securities initially reported as NAIC 6, carried at the lower of cost or fair value. A final NAIC designation is then identified based on the adjustments required under the initial NAIC designation in step 1. The provisions of SSAP No. 43R were effective as of September 30, 2009, with a cumulative effect of adoption calculated as of July 1. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 99 "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment" ("SSAP No. 99") Effective January 1, 2009, the NAIC issued SSAP No. 99, which establishes statutory accounting for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. In periods subsequent to the recognition of other-than-temporary impairments, the reporting entity accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the other-than-temporary impairment. The fair value of the security on the measurement date is the new cost basis and the new cost basis is not adjusted for subsequent recoveries in fair value. The discount or reduced premium recorded for the security, based on the new cost basis, is amortized over the remaining life of the security in the prospective manner based on the amount and timing of future estimated cash flows. The security continues to be subject to impairment analysis for each subsequent reporting period and future declines in fair value which are determined to be other-than-temporary are recorded as realized losses. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Accounting Changes and Corrections of Errors
During 2011, the Company discovered an error in its methodology of the calculation of substandard reserves. This error was corrected as a direct decrease in unassigned surplus of $34,946 and is reported in "Other changes" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS
--------------------

Bonds
The cost or amortized cost and estimated fair value of bonds are summarized as follows

                                                                                           Year Ended December 31, 2011
                                                                                ---------------------------------------------------
                                                                                  Cost or       Gross        Gross
                                                                                 Amortized    Unrealized   Unrealized
                                                                                    Cost        Gains        Losses     Fair Value
----------------------------------------------------------------------------    ------------ ------------ ------------ ------------
U.S. government                                                                 $  5,964,117 $    330,601 $         -  $  6,294,718
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities
  of governments and their political subdivisions
                                                                                  13,414,347      640,384           -    14,054,731
Hybrid Securities                                                                    478,111            -     (23,736)      454,375
Industrial and miscellaneous (unaffiliated)                                       57,932,195    4,221,379     (79,538)   62,074,036
                                                                                ------------ ------------ ------------ ------------
  Total                                                                         $ 77,788,770 $  5,192,364 $  (103,274) $ 82,877,860
                                                                                ============ ============ ============ ============

                                                                                           Year Ended December 31, 2010
                                                                                ---------------------------------------------------
                                                                                  Cost or       Gross        Gross
                                                                                 Amortized    Unrealized   Unrealized
                                                                                    Cost        Gains        Losses     Fair Value
----------------------------------------------------------------------------    ------------ ------------ ------------ ------------
U.S. government                                                                 $  6,246,187 $    382,105 $   (18,760) $  6,609,532
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities
  of governments and their political subdivisions
                                                                                   7,706,011      203,630    (100,124)    7,809,517
Hybrid Securities                                                                    478,069       20,681           -       498,750
Industrial and miscellaneous (unaffiliated)                                       35,843,995    2,520,217    (191,229)   38,172,983
                                                                                ------------ ------------ ------------ ------------
  Total                                                                         $ 50,274,262 $  3,126,633 $  (310,113) $ 53,090,782
                                                                                ============ ============ ============ ============

The cost or amortized cost and fair value of bonds at December 31, 2011 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    December 31, 2011
                                                                                -------------------------
                                                                                   Cost or
                                                                                  Amortized
                                                                                     Cost     Fair Value
                                                                                ------------ ------------
            Due in one year or less                                             $  3,339,275 $  3,430,139
            Due after one year
              through five years                                                  18,610,510   19,767,789
            Due after five years
              through ten years                                                   44,309,408   47,667,141
            Due after ten years                                                   10,081,663   10,472,152
            Bonds with multiple repayment dates                                    1,447,914    1,540,639
                                                                                ------------ ------------
              Total Bonds                                                       $ 77,788,770 $ 82,877,860
                                                                                ============ ============

Proceeds from sales of bond investments in 2011, 2010 and 2009 were $1,029,844, $825,380 and $1,611,519, respectively, on which the Company realized gross gains of $20,058, $35,305 and $105,069, respectively, and no gross losses.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Realized capital gains (losses) are as follows:

                                                                                              Years Ended December 31
                                                                                ----------------------------------------------------
                                                                                       2011             2010              2009
                                                                                ----------------  ----------------  ----------------
                 Bonds:
                   Gross realized capital gains on sales                        $        20,058   $        35,305   $       105,069
                                                                                ----------------  ----------------  ----------------
                 Net realized capital gains on sales                                     20,058            35,305           105,069
                 Other, including impairments and net gain on
                   dispositions other than sales                                              -                 -           (49,877)
                                                                                ----------------  ----------------  ----------------
                 Total bond realized capital gains before
                   federal income taxes and transfer to IMR                              20,058            35,305            55,192

                 Realized capital gain transferred to IMR                               (20,058)          (35,305)         (105,070)
                 Federal income tax expense                                              23,355             1,901             7,083
                                                                                ----------------  ----------------  ----------------
                 Net realized capital losses                                    $       (23,355)  $        (1,901)  $       (56,961)
                                                                                ================  ================  ================

In 2011, 2010 and 2009, the Company recognized pre-tax impairment losses on bonds of $0, $0 and $49,877, respectively, as the securities had "other-than-temporary" losses in fair value. The losses were recorded in "Net realized capital losses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

A summary of bonds with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows:

                                                                            December 31, 2011
                                      ----------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
                                      ----------------------------------------------------------------------------------------------
                                                        Unrealized                      Unrealized                      Unrealized
                                        Fair Value        Losses        Fair Value        Losses        Fair Value        Losses
                                      --------------  --------------  ---------------  -------------  --------------  --------------
Hybrid  securities                    $     454,375   $     (23,736)  $            -   $          -   $     454,375   $     (23,736)
Industrial and miscellaneous
     (unaffiliated)                       4,531,590         (79,538)               -              -       4,531,590         (79,538)
                                      --------------  --------------  ---------------  -------------  --------------  --------------
Total                                 $   4,985,965   $    (103,274)  $            -   $          -   $   4,985,965   $    (103,274)
                                      ==============  ==============  ===============  =============  ==============  ==============

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

                                                                            December 31, 2010
                                      ----------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
                                      ----------------------------------------------------------------------------------------------
                                                        Unrealized                      Unrealized                      Unrealized
                                        Fair Value        Losses        Fair Value        Losses        Fair Value        Losses
                                      --------------  --------------  ---------------  -------------  --------------  --------------
U.S. government                       $     981,240   $     (18,760)  $            -   $          -   $     981,240   $     (18,760)
Special revenue and special
  assessment obligations and all
  non-guaranteed obligations of
  agencies and authorities of
  governments and their political
  subdivisions                            4,412,167        (100,124)               -              -       4,412,167        (100,124)
Industrial and miscellaneous
     (unaffiliated)                       9,494,266        (191,229)               -              -       9,494,266        (191,229)
                                      --------------  --------------  ---------------  -------------  --------------  --------------
Total                                 $  14,887,673   $    (310,113)  $            -   $          -   $  14,887,673   $    (310,113)
                                      ==============  ==============  ===============  =============  ==============  ==============

The unrealized losses in 2011 and 2010 reported above were partially due to credit-related considerations. The Company considers various factors when considering if a decline in fair value is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company has determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2011 and 2010.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2011 there was one "below investment grade" security with a carrying value of $250,000 (0.3% of the total bond and short-term portfolios). At December 31, 2010, there were no "below investment grade" securities. During 2011 and 2010, the Company did not recognize any other-than-temporary impairments on bonds. During 2009, the Company recorded realized losses for other-than-temporary impairments on bonds of $49,877.

As of December 31, 2011 and 2010, the Company did not have any impaired loan-backed and structured securities. The Company did not recognize any other-than-temporary impairments on loan-backed and structured securities in 2011, 2010 or 2009.

As of December 31, 2011, there were no loan-backed and structured security investments with unrealized losses.

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2010 follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
                                      ----------------------------------------------  ----------------------------------------------
                                         Amortized                                       Amortized
                                           Cost         Fair Value      Unrealized         Cost         Fair Value      Unrealized
                                      --------------  --------------  --------------  --------------  --------------  --------------
  Structured securities               $   6,011,039   $   5,879,542   $    (131,497)  $           -   $           -   $           -

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Mortgage Loans
Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets - Statutory Basis, less unamortized discounts, or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                   December 31, 2011        December 31, 2010
                                 ----------------------   ----------------------
                                             Percent of               Percent of
                                  Carrying    Carrying     Carrying    Carrying
                                   Amount      Amount       Amount      Amount
                                 ----------  ----------   ----------  ----------
    Region
    ----------------------------
    New England and Mid Atlantic $  731,980      15.7%    $        -       0.0%
    South Atlantic                  988,255      21.3%       200,000      16.7%
    North Central                 1,361,879      29.3%       400,000      33.4%
    South Central                   974,752      21.0%       397,289      33.2%
    Mountain                        391,883       8.4%       200,000      16.7%
    Pacific                         198,235       4.3%             -       0.0%
                                 ----------  ----------   ----------  ----------

      Total                      $4,646,984     100.0%    $1,197,289     100.0%
                                 ==========  ==========   ==========  ==========

    Property Type
    ----------------------------
    Apartment and residential    $  785,837      16.9%    $  200,000      16.7%
    Warehouses and industrial     1,952,856      42.0%       598,639      50.0%
    Retail and shopping center      578,601      12.5%       398,650      33.3%
    Office                        1,133,782      24.4%             -       0.0%
    Other                           195,908       4.2%             -       0.0%
                                 ----------  ----------   ----------  ----------

               Total             $4,646,984     100.0%    $1,197,289     100.0%
                                 ==========  ==========   ==========  ==========

For the mortgage loans, the Company's debt service coverage ratio ("DSCR") is considered a key credit quality indicator for loans that are income dependent. Debt service coverage ratios compare a property's net operating income to the borrower's principal and interest payments.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:


                                                             December 31, 2011
                                                             -----------------

  DSCR Distribution
     Below  1.0                                                  $        -
     1.0  -  1.2                                                          -
     1.2 - 1.8                                                    4,452,446
     Greater than 1.8                                               194,538
                                                                 ----------
     Total                                                       $4,646,984
                                                                 ==========

An aging analysis of the loans held by the Company is summarized as follows:

                                                             December 31, 2011
                                                             -----------------

     Carry value of loans less than 90 days past due             $        -
     Carry value of loans 90 days or more past due                        -
     Carry value of current loans                                 4,646,984
                                                                 ----------
     Total                                                       $4,646,984
                                                                 ==========

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

At December 31, 2011, the average size of an individual mortgage loan was $194,000. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $20,850 and $4,454 at December 31, 2011 and 2010, respectively. As of December 31, 2011, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 6.25% and 5.25%.

In 2011, the Company issued 18 new commercial loans at the maximum and minimum rates of interest of 6.25% and 5.30% totaling $3,550,000. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2011, the Company held no mortgages with interest more than 180 days past due. During 2011, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2011, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Mortgage loans are evaluated individually for impairment. At December 31, 2011, 2010 and 2009, the Company did not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
  Income:
    Bonds                                                                       $     2,941,842  $     2,020,253  $     1,817,657
    Mortgage loans                                                                      176,191           11,239               (6)
    Loans on insurance contracts                                                         35,206           22,686           16,563
    Short-term investments                                                                3,031           12,679            5,469
    Amortization of interest maintenance reserve                                         (6,689)          (6,958)         (16,345)
                                                                                ---------------- ---------------- ----------------

    Gross investment income                                                           3,149,581        2,059,899        1,823,338

    Investment expenses                                                                (160,842)        (167,228)        (171,649)
                                                                                ---------------- ---------------- ----------------

      Net investment income                                                     $     2,988,739  $     1,892,671  $     1,651,689
                                                                                ================ ================ ================

Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds: The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

     Mortgage loans: The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

     Cash, cash equivalents and short-term investments and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

     Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-type funds: Deposit-type funds are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate account assets and liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the value of the underlying assets, which are carried at their fair value.

The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                                2011                         2010
                                                   ---------------------------- ----------------------------
                                                   Book/Adjusted                Book/Adjusted
                                                   Carrying Value  Fair Value   Carrying Value  Fair Value
                                                   -------------- ------------- -------------- -------------
Financial Assets:
Bonds                                              $   77,788,770 $  82,877,860 $   50,274,262 $  53,090,782
Mortgage loans                                          4,646,984     4,920,251      1,197,289     1,219,699
Cash, cash equivalents and short-term
  investments                                           8,343,463     8,343,463     15,399,632    15,399,632
Loans on insurance contracts                            1,446,596     1,367,604        474,036       510,597
Investment income due and accrued                         837,239       837,239        577,237       577,237
Separate account assets                                 8,653,228     8,653,228        303,823       303,823

Financial Liabilities:
Deposit-type funds                                 $           77 $          77 $           21 $          21
Separate account liabilities                            8,653,228     8,653,228        303,823       303,823

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its fair value measurement in its entirety. In summary, the levels of the fair value hierarchy are as follows:

     - Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     - Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     - Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2011 about the Company's financial assets measured at fair value:

                                                     Level 1        Level 2        Level 3        Total
                                                   -----------    -----------    -----------    -----------
Assets:
   Separate account assets:                        $ 8,653,228    $         -    $         -    $ 8,653,228
                                                   -----------    -----------    -----------    -----------
Total assets accounted for at fair market value    $ 8,653,228    $         -    $         -    $ 8,653,228
                                                   ===========    ===========    ===========    ===========

The following table provides information as of December 31, 2010 about the Company's financial assets measured at fair value:


                                                     Level 1        Level 2        Level 3        Total
                                                   -----------    -----------    -----------    -----------
Assets:
   Separate account assets:                        $   303,823    $         -    $         -    $   303,823
                                                   -----------    -----------    -----------    -----------
Total assets accounted for at fair market value    $   303,823    $         -    $         -    $   303,823
                                                   ===========    ===========    ===========    ===========

The following valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
As of December 31, 2011 and 2010, there were no financial assets measured at fair value in Level 2.

Level 3 - Financial Assets
As of December 31, 2011 and 2010, there were no financial assets measured at fair value in Level 3.

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

The application of SSAP No. 10R requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities;
(2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

Based on an evaluation of the above factors, management believes it is more likely than not the DTAs will be realized.

The components of the net deferred tax asset/(liability) are as follows:

                                                    December 31, 2011                               December 31, 2010
                                      ----------------------------------------------  ----------------------------------------------
                                         Ordinary        Capital          Total          Ordinary         Capital         Total
                                      --------------  --------------  --------------  --------------  --------------  --------------
Gross deferred tax assets             $   5,761,499   $      96,531   $   5,858,030   $   2,338,289   $     109,048   $   2,447,337
Statutory valuation allowance                     -               -               -               -               -               -
                                      --------------  --------------  --------------  --------------  --------------  --------------
Adjusted gross deferred tax assets        5,761,499          96,531       5,858,030       2,338,289         109,048       2,447,337
Gross deferred tax liabilities              624,174               -         624,174         313,465               -         313,465
                                      --------------  --------------  --------------  --------------  --------------  --------------
  Subtotal net deferred tax asset         5,137,325          96,531       5,233,856       2,024,824         109,048       2,133,872
Deferred tax assets non-admitted          5,137,325          96,531       5,233,856       1,939,439         109,048       2,048,487
                                      --------------  --------------  --------------  --------------  --------------  --------------
Net admitted deferred tax assets      $           -   $           -   $           -   $      85,385   $           -   $      85,385
                                      ==============  ==============  ==============  ==============  ==============  ==============

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R is as follows:
                                                    December 31, 2011                               December 31, 2010
                                      ----------------------------------------------  ----------------------------------------------
                                         Ordinary        Capital          Total          Ordinary         Capital         Total
                                      --------------  --------------  --------------  --------------  --------------  --------------
Admission calculation components:
SSAP No. 10R, Paragraphs 10.a., 10.b.,
and 10.c
  a. SSAP No. 10R Paragraph 10.a.     $           -   $           -   $           -   $      85,385   $           -   $      85,385
  b. SSAP No. 10R Paragraph10.b.
     (lesser of 10.b.i. or 10.b.ii.
      below)                          $           -   $           -   $           -   $           -   $           -   $           -
  c. SSAP No. 10R Paragraph 10.b.ii.  $           -   $           -   $           -   $           -   $           -   $           -
  d. SSAP No. 10R Paragraph 10.b.ii.            xxx             xxx   $   4,050,643             xxx             xxx   $   4,671,610
  e. SSAP No. 10R Paragraph 10.c.     $     624,174   $           -   $     624,174   $     313,465   $           -   $     313,465
  f. Total (a + b + e)                $     624,174   $           -   $     624,174   $     398,850   $           -   $     398,850

Admission calculation components:
SSAP No. 10R, Paragraphs 10.e.
  g. SSAP No. 10R Paragraph 10.e.i.   $           -   $           -   $           -   $      85,385   $           -   $      85,385
  h. SSAP No. 10R Paragraph10.e.ii.
     (lesser of 10.e.ii.a. or
     10.e.ii.b. below)                $           -   $           -   $           -   $           -   $           -   $           -
  i. SSAP No. 10R Paragraph 10.e.ii.a.$           -   $           -   $           -   $           -   $           -   $           -
  j. SSAP No. 10R Paragraph 10.e.ii.b.          xxx             xxx   $   6,075,965             xxx             xxx   $   7,007,415
  k. SSAP No. 10R Paragraph 10.e.iii. $     624,174   $           -   $     624,174   $     313,465   $           -   $     313,465
  l. Total (g + h + k)                $     624,174   $           -   $     624,174   $     398,850   $           -   $     398,850

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

The Company's assets, capital and surplus and RBC information with the DTA calculated under SSAP No. 10R paragraphs 10.a. and the additional DTA determined under SSAP No. 10R paragraph 10.e. is as follows.

                                                    December 31, 2011                               December 31, 2010
                                      ----------------------------------------------  ----------------------------------------------
                                         Ordinary        Capital          Total          Ordinary         Capital         Total
                                      --------------  --------------  --------------  --------------  --------------  --------------
SSAP No. 10R, Paragraphs 10.a., 10.b.,
and 10.c
  Admitted deferred tax assets        $     624,174   $           -   $     624,174   $     398,850   $           -   $     398,850
  Admitted assets                               xxx             xxx   $ 104,643,347             xxx             xxx   $  71,024,102
  Adjusted statutory surplus*                   xxx             xxx   $  40,506,434             xxx             xxx   $  46,716,098
  Total adjusted capital from DTAs              xxx             xxx   $  36,938,333             xxx             xxx   $  47,142,045

Increase due to SSAP No. 10R,
paragraph 10.e.
Admitted deferred tax assets          $           -   $           -   $           -  $            -   $           -   $           -
Admitted assets                                 xxx             xxx   $           -             xxx             xxx   $           -
Statutory surplus                               xxx             xxx   $           -             xxx             xxx   $           -


*As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP 10R, paragraph 10.b.ii.

There are no temporary differences for which a DTL has not been established.

The Company recorded a change in admitted DTAs as the result of its election to employ the provision of paragraph 10.e. of SSAP No. 10R as follows:

                                                       2011 Change                                     2010 Change
                                      ----------------------------------------------  ----------------------------------------------
                                         Ordinary        Capital          Total          Ordinary         Capital         Total
                                      --------------  --------------  --------------  --------------  --------------  --------------
Gross deferred tax assets             $   3,423,210   $     (12,517)  $   3,410,693   $     307,326   $      (9,404)  $     297,922
Statutory valuation allowance                     -               -               -               -               -               -
                                      --------------  --------------  --------------  --------------  --------------  --------------
Adjusted gross deferred tax assets        3,423,210         (12,517)      3,410,693         307,326          (9,404)        297,922
Gross deferred tax liabilities              310,709               -         310,709         (46,257)              -         (46,257)
                                      --------------  --------------  --------------  --------------  --------------  --------------
Subtotal net deferred tax asset/
(liability)                               3,112,501         (12,517)      3,099,984         353,583          (9,404)        344,179
Deferred tax assets non-admitted          3,197,886         (12,517)      3,185,369       1,051,142          (9,404)      1,041,738
                                      --------------  --------------  --------------  --------------  --------------  --------------
Net admitted deferred tax assets      $     (85,385)  $           -   $     (85,385)  $    (697,559)  $           -   $    (697,559)
                                      ==============  ==============  ==============  ==============  ==============  ==============

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

The change in the amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R during 2011 is:

                                                                 Ordinary     Capital     Total
                                                               ------------ ----------- -------------
Admission calculation components:
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.
  a. SSAP No. 10R Paragraph 10.a.                              $   (85,385) $        -  $    (85,385)
  b. SSAP No. 10R Paragraph 10.b. (lesser of 10.b.i. or
     10.b.ii. below)                                           $         -  $        -  $          -
  c. SSAP No. 10R Paragraph 10.b.i.                            $         -  $        -  $          -
  d. SSAP No. 10R Paragraph 10.b.ii.                                   xxx         xxx  $   (620,967)
  e. SSAP No. 10R Paragraph 10.c.                              $   310,709  $        -  $    310,709
  f. Total (a + b + e)                                         $   225,324  $        -  $    225,324

Admission calculation components:
SSAP No. 10R, Paragraphs 10.e.
  g. SSAP No. 10R Paragraph 10.e.i.                            $   (85,385) $        -  $    (85,385)
  h. SSAP No. 10R Paragraph 10.e.ii.
    (lesser of 10.e.ii.a. or 10.e.ii.b. below)                 $         -  $        -  $          -
  i. SSAP No. 10R Paragraph 10.e.ii.a.                         $         -  $        -  $          -
  j. SSAP No. 10R Paragraph 10.e.ii.b.                                 xxx         xxx  $   (931,450)
  k. SSAP No. 10R Paragraph 10.e.iii.                          $   310,709  $        -  $    310,709
  l. Total (g + h + k)                                         $   225,324  $        -  $    225,324


The Company's change in 2011 in assets, capital and surplus and RBC information with the DTA calculated under SSAP No. 10R paragraphs 10.a. and 10.d. and the additional DTA determined under SSAP No. 10R paragraph 10.e. is as follows:

                                                                 Ordinary     Capital       Total
                                                               ------------ ----------- -------------
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.
  Admitted deferred tax asset                                  $   225,324  $        -  $    225,324
  Admitted assets                                                      xxx         xxx  $ 33,619,245
  Adjusted statutory surplus                                           xxx         xxx  $ (6,209,664)
  Total adjusted capital DTAs                                          xxx         xxx  $(10,203,712)

Increase due to SSAP No., paragraph 10.e.
  Admitted deferred tax assets                                 $         -  $        -  $          -
  Admitted assets                                                      xxx         xxx  $          -
  Statutory Surplus                                                    xxx         xxx  $          -



                                                               Years Ended December 31,
                                                               ------------------------
                                                                   2011         2010       Change
                                                               ------------ ----------- -------------
Used in SSAP No. 10R, Paragraphs 10.d
    Total adjusted capital                                     $36,938,333  $47,142,045 $(10,203,712)
    Authorized control level                                   $ 1,899,659  $ 1,071,138 $    828,521

The Company has met the necessary risk-based capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit DTAs pursuant to SSAP No. 10R, however the additional amount calculated was $0 at December 31, 2011 and 2010.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

There was no impact from tax planning strategies at December 31, 2011 or 2010.

The provision for incurred federal income taxes on earnings are:

                                                                      Years Ended December 31,
                                                               --------------------------------------
                                                                   2011         2010         2009
                                                               ------------ ------------ ------------
  Federal income                                               $  (115,761) $  (351,157) $   (87,169)
  Foreign                                                                -            -            -
                                                               ------------ ------------ ------------
    Subtotal                                                      (115,761)    (351,157)     (87,169)
  Federal income tax on net capital gains                           30,375       14,258       43,858
                                                               ------------ ------------ ------------
    Subtotal                                                       (85,386)    (336,899)     (43,311)
  Prior year taxes                                                 (18,908)       1,260         (536)
  Net operating loss shown as contribution to capital             (558,780)           -            -
                                                               ------------ ------------ ------------
  Federal and foreign income tax incurred                      $  (663,074) $  (335,639) $   (43,847)
                                                               ============ ============ ============

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                                 December 31,
                                                   -------------------------------------    Change       Change
                                                       2011        2010         2009       from 2010    from 2009
                                                   -----------  -----------  -----------  -----------  -----------
Deferred tax assets:
  Ordinary
    Reserves for life, accident and health policies$1,286,108   $  447,269   $  419,731   $  838,839   $   27,538
    Proxy deferred acquisition costs                1,342,359      497,902      375,464      844,457      122,438
    Policyholder dividends                             60,550       74,550       84,350      (14,000)      (9,800)
    Deferred compensation and benefit liabilities     477,675      517,477      550,805      (39,802)     (33,328)
    Non-admitted assets                               706,659      430,388      427,198      276,271        3,190
    Agent allowance for doubtful accounts             336,302      296,694       36,861       39,608      259,833
    Net operating loss                              1,373,086            -            -    1,373,086            -
    Other                                             178,760       74,009      136,554      104,751      (62,545)
                                                   -----------  -----------  -----------  -----------  -----------
      Subtotal                                      5,761,499    2,338,289    2,030,963    3,423,210      307,326
    Non-admitted deferred tax assets                5,137,325    1,939,439      888,297    3,197,886    1,051,142
                                                   -----------  -----------  -----------  -----------  -----------
    Admitted ordinary deferred tax assets          $  624,174   $  398,850   $1,142,666   $  225,324   $ (743,816)
                                                   ===========  ===========  ===========  ===========  ===========

  Capital
    Unrealized investment losses                   $   96,531   $  109,048   $  118,452   $ (12,517)   $   (9,404)
                                                   -----------  -----------  -----------  -----------  -----------
      Subtotal                                         96,531      109,048      118,452     (12,517)       (9,404)
    Non-admitted deferred tax assets                   96,531      109,048      118,452     (12,517)       (9,404)
                                                   -----------  -----------  -----------  -----------  -----------
    Admitted capital deferred tax assets                    -            -            -           -             -
                                                   -----------  -----------  -----------  -----------  -----------
    Admitted deferred tax assets                   $  624,174   $  398,850   $1,142,666   $ 225,324    $ (743,816)
                                                   ===========  ===========  ===========  ===========  ===========

Deferred tax liabilities:
  Ordinary
    Bonds market discount                          $   51,162   $   39,253   $   30,610   $  11,909    $    8,643
    Unearned commissions                              573,011      274,212      329,112     298,799      ( 54,900)
    Other                                                   1            -            -           1             -
                                                   -----------  -----------  -----------  -----------  -----------
      Subtotal                                        624,174      313,465      359,722     310,709       (46,257)
                                                   -----------  -----------  -----------  -----------  -----------

  Deferred tax liabilities                            624,174      313,465      359,722     310,709       (46,257)
                                                   -----------  -----------  -----------  -----------  -----------
  Net deferred tax assets                          $        -   $   85,385   $  782,944   $ (85,385)   $ (697,559)
                                                   ===========  ===========  ===========  ===========  ===========

  Total deferred tax assets                         5,858,030   $2,447,337   $2,149,415   $3,410,693   $  297,922
  Total deferred tax liabilities                      624,174      313,465      359,722      310,709      (46,257)
                                                   -----------  -----------  -----------  -----------  -----------
  Net deferred tax asset                           $5,233,856   $2,133,872   $1,789,693    3,099,984      344,179
                                                   ===========  ===========  ===========
  Tax effect on unrealized gains/(losses)                                                          -            -
                                                                                          -----------  -----------
  Change in net deferred income tax                                                       $3,099,984   $  344,179
                                                                                          ===========  ===========

The change in non-admitted deferred tax assets was included in "Change in non-admitted assets" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2011, 2010 and 2009.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference were as follows:

                                                                               Years Ended December 31,
                                                                    --------------------------------------------
                                                                         2011           2010           2009
                                                                    -------------- -------------- --------------
  Loss before federal income taxes and realized capital gains       $  (9,924,036) $  (2,034,006) $    (455,286)
  Net realized capital gains before federal income taxes and
    and transfers to IMR                                                   20,058         35,305         55,192
  Other changes                                                           (34,946)             -              -
  Net change for reinsurance in unauthorized reinsurance companies        (39,819)        28,381         (1,027)
                                                                    -------------- -------------- --------------
   Total pre-tax loss                                                  (9,978,743)    (1,970,320)      (401,121)
  Change in non-admitted assets                                          (789,345)        (9,115)      (623,811)
  IMR amortization                                                          6,689          6,958         16,345
  Non-deductible expenses                                                  12,564         30,611          3,315
  Other                                                                    (2,758)          (470)          (634)
                                                                    -------------- -------------- --------------
                                                                      (10,751,593)    (1,942,336)    (1,005,906)
  Statutory tax rate                                                          0.35           0.35           0.35
                                                                    -------------- -------------- --------------
  Total federal income taxes (benefits) incurred                    $  (3,763,058) $    (679,818) $    (352,067)
                                                                    ============== ============== ==============

  Federal and foreign income tax (benefit) incurred                 $    (663,074) $    (335,639) $     (43,847)
  Change in deferred income tax                                        (3,099,984)      (344,179)      (308,220)
                                                                    -------------- -------------- --------------
  Total statutory income taxes                                      $  (3,763,058) $    (679,818)  $   (352,067)
                                                                    ============== ============== ==============

At December 31, 2011, the Company has carryovers to subsequent years as follows:

                                 Net Operating
                    Year of           Loss         Year of
                  Origination        Amount       Expiration
                  -----------    -------------    ----------
                      2011        $ 3,923,101        2025

There is no amount of income tax incurred that is available for recoupment in the event of future losses at December 31, 2011.

The Company joins in a consolidated federal income tax return filed by UNIFI. The other members of the affiliated group joining in the UNIFI consolidated return are as follows:

     Ameritas Holding Company                    Union Central Mortgage Funding, Inc.
     Ameritas Life Insurance Corp.               Acacia Federal Savings Bank
     Acacia Life Insurance Company               Acacia Service Corporation
     Ameritas Investment Corp.                   Acacia Realty Corporation
     Summit Investment Advisors, Inc.            Calvert Investments, Inc.
     The Union Central Life Insurance Company    Calvert Investment Management, Inc.
     Ameritas Mortgage Funding, Inc.             Calvert Investment Administrative Service, Inc.
     PRBA, Inc.                                  Calvert Investment Distributors, Inc.
     PRB Administrators, Inc.                    Calvert Investment Services, Inc.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES, (continued)
------------------------------------------

There were no deposits admitted under Internal Revenue Code Sec.6603.

The Company's income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES
-------------------------------------------------------------------

During 2011, the Company obtained a $5,000,000 unsecured line of credit from AHC which had no balance outstanding at any time during 2011. The line of credit expires August 31, 2016.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. ("AIC"), an affiliated company. Policies placed by this affiliate generated commission expense of $14,738, $30,672 and $28,799 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company offers affiliated mutual funds of Calvert Variable Series, Inc. ("CVS") and Calvert Variable Products, Inc. ("CVP"), to policyholders through separate accounts. Separate account investments in mutual funds offered through CVS and CVP were $1,462,763 and $223,662 as of December 31, 2011 and 2010, respectively. Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2011 and 2010 which were recorded in "Other admitted assets" or "Other liabilities" in the Balance Sheets - Statutory Basis. The terms of the settlement require that these amounts be settled monthly.

                                                       December 31,
                                                 -------------------------
                                                     2011         2010
                                                 ------------ ------------
       Ameritas Holding Company                  $    (1,116) $    (3,684)
       Ameritas Life Insurance Corp.              (2,089,067)  (1,338,294)
       The Union Central Life Insurance Company      420,185     (213,109)
                                                 ------------ ------------
       Total                                     $(1,669,998) $(1,555,087)
                                                 ============ ============

ALIC provides technical, financial and legal support to the Company under a general cost sharing agreement. The cost of these services to the Company for the years ended December 31, 2011, 2010 and 2009 was $9,488,225, $4,036,962 and
$2,278,074, respectively.

Prior to 2011, UCL provided technical, financial and legal support to the Company under a general cost sharing agreement. The cost of these services to the Company for the years ended December 31, 2011, 2010 and 2009 was $0, $1,734,376 and $1,573,131, respectively.

Under the terms of an investment advisory agreement, the Company paid $56,518, $63,849 and $85,197 for the years ended December 31, 2011, 2010 and 2009, respectively, to SIA.

Prior to 2010, the Company participated in strategic planning for the affiliated companies. Under an agreement with AHC, the Company was paid $200,398 for these services in the year ended December 31, 2009, which is reflected as a reduction of general insurance expenses.

NOTE 5 - EMPLOYEE BENEFITS
--------------------------

The Company participates in a closed multiple employer non-contributory defined benefit plan ("the Pension Plan") sponsored by AHC. The Company was charged expense equal to its proportionate share of required funding for the years ended December 31, 2011, 2010 and 2009 totaling $40,800, $9,600 and $40,729, respectively.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 5 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

Employees and agents participate in a defined contribution plan sponsored by AHC. Effective January 1, 2011, all employees of the Company became employees of ALIC. Beginning in 2011, contributions under the defined contribution plan were made by ALIC. Prior to 2011, matching contributions under the defined contribution plan were made by the Company and ranged from 0.5% to 3.0% of the participant's compensation. In addition, prior to 2011, for eligible employees who were not Pension Plan participants, the Company made a contribution of 6.0% of the participant's compensation for those hired before January 1, 2006 and 5.0% for those hired after January 1, 2006. Contributions by the Company to the defined contribution plan were $0, $11,372 and $11,120 in 2011, 2010 and 2009, respectively.

The Company also participates in the postretirement benefit plan ("the Plan") sponsored by AHC. For employees eligible to retire on or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For employees eligible for retirement after January 1, 2000, benefits will be provided up to the date when the employee becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Plan for the immediately preceding 5 years. Benefit costs include the expected cost of postretirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. Beginning in 2010, the expense for the postretirement benefit plan was paid entirely by AHC. During 2009, the Company's proportionate share of postretirement benefit expense was $(1,456).

The Company has a deferred compensation plan covering the Board of Directors and certain management employees and certain non-qualified deferred compensation arrangements for agents. The Company's method of accounting for the costs of these plans is the accrual method.

NOTE 6 - DIVIDEND RESTRICTIONS AND SURPLUS
------------------------------------------

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company cannot exceed the lesser of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would not be able to pay dividends in 2012 without prior approval. No dividends were paid to parent or affiliated companies in the current or prior year.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each is as follows as of December 31:

                                                 2011          2010          2009
                                             ------------  ------------  ------------
  Non-admitted asset values                  $(7,313,948)  $(3,358,959)  $(2,338,012)
  Asset valuation reserves                      (257,037)     (158,050)     (109,289)
  Liability for reinsurance in unauthorized
    companies, net of tax                         39,819             -       (28,381)

NOTE 7 - COMMITMENTS AND CONTINGENCIES
--------------------------------------

At December 31, 2011 and 2010, the Company had outstanding agreements to fund mortgages totaling $400,000 and $200,000 in 2012 and 2011, respectively. In addition, the Company has committed to invest $0 and $750,000 in private placement securities at December 31, 2011 and 2010, respectively. These transactions are in the normal course of business for the Company and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 7 - COMMITMENTS AND CONTINGENCIES, (continued)
---------------------------------------------------

There were no claims (per claim or claimant) where amounts were paid to settle related extra contractual obligations or bad faith claims resulting from lawsuits during 2011 and 2010.

Guaranty Fund Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2011, 2010 and 2009, the charge to operations related to these assessments was not significant. The estimated liability of $20,000 and $0 at December 31, 2011 and 2010, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in "Other liabilities" in the Balance Sheets - Statutory Basis.

NOTE 8 - LEASES
---------------

Leases
In 2011, the Company began leasing office space for a field agency office with a lease term of 10 years. This lease includes an escalation clause, which varies with levels of operating expense. Rental expense under this lease totaled $8,037 in 2011.

At December 31, 2011, the future minimum lease payments for all non-cancelable operating leases were as follows:


                              Year          Amount
                           ----------     ----------
                              2012        $  201,848
                              2013           203,311
                              2014           206,236
                              2015           207,699
                              2016           210,624
                           After 2016      1,009,240
                                          ----------
                              Total       $2,038,958
                                          ==========

NOTE 9 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH
--------------------------------------------------------------------------------
PLANS
-----

The loss from operations related to administrative services only (ASO) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                            2011           2010           2009
                                                                       -------------- -------------- --------------
  Net reimbursement for administrative expenses
    (including administrative fees) in excess of actual expenses       $    (163,373) $    (135,948) $    (145,111)
  Total net other income (expenses)
    (including interest paid to or received from ASO uninsured plans)              -              -              -
                                                                       -------------- -------------- --------------
  Net loss from operations                                             $    (163,373) $    (135,948) $    (145,111)
                                                                       ============== ============== ==============

  Total claim payment volume                                           $     715,341  $     667,074  $     676,881
                                                                       ============== ============== ==============

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 9 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT HEALTH
----------------------------------------------------------------------------
PLANS, (continued)
------------------

The loss from operations related to administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows:

                                                                             December 31,
                                                             --------------------------------------------
                                                                  2011           2010           2009
                                                             -------------- -------------- --------------
     Gross reimbursement for dental cost incurred            $     132,436  $     158,290  $     165,359
     Gross expense incurred (claims and administrative)           (214,309)      (186,284)      (190,721)
                                                             -------------- -------------- --------------
     Total net loss from operations                          $     (81,873) $     (27,994) $     (25,362)
                                                             ============== ============== ==============

NOTE 10 - DIRECT PREMIUMS WRITTEN
---------------------------------

The Company has a third-party administrator, The Business Council of New York State ("BCNYS"), for which direct premiums written exceed 5% of total capital and surplus. BCNYS writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written was $11,307,660, $11,235,905 and $11,099,000 for the years ended December 31,
2011, 2010 and 2009, respectively. The Company had various other third party administrators and managing general agents during these periods, however direct premiums written did not exceed 5% of total capital and surplus.

NOTE 11 - OTHER ITEMS
---------------------

Troubled Debt Restructuring
The Company has no long-term bond holdings with restructured terms in 2011 and 2010. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with an amortized cost of $500,687 and $501,577 at December 31, 2011 and 2010, respectively, were on deposit with the Department.

Uncollectibility of Assets
The Company had admitted assets of $76,890 and $78,080 at December 31, 2011 and 2010, respectively, in accounts receivable for uninsured plans which are included in "Other admitted assets" on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectability of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

NOTE 12 - SUBSEQUENT EVENT
--------------------------

The Company has evaluated events subsequent to December 31, 2011 and through March 29, 2012, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 13 - REINSURANCE
---------------------

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $500,000 on any one life or up to a maximum of $8,000 per month disability risk and reinsures the balance. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company conducts reinsurance business with ALIC, UCL and other non-affiliated companies.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2011, 2010 or 2009 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

Following is a summary of the transactions through reinsurance operations:

                                                                                 Years Ended December 31,
                                                                       --------------------------------------------
                                                                            2011           2010           2009
                                                                       -------------- -------------- --------------
  Premium income:
    Assumed                                                            $   1,018,880  $     986,803  $     917,025
    Ceded (related party of $361,556, $483,764 and
      $277,815 in 2011, 2010 and 2009, respectively)                         937,048        736,313        705,020

  Benefits to Policyholders:
    Assumed                                                            $     907,883  $   1,000,478  $     960,622
    Ceded                                                                    136,970         92,155         69,753

  Reserves for life, accident and health policies:
    Ceded (related party of $494,172, $451,760 and
      $620,177 in 2011, 2010 and 2009, respectively)                   $   2,347,768  $   2,209,379  $   2,515,851

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 14 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
-------------------------------------------------------------------

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                                                 Years Ended December 31,
                                                                       --------------------------------------------
                                                                            2011           2010           2009
                                                                       -------------- -------------- --------------
  Balance at January 1                                                 $   1,162,563  $   1,491,219  $   1,392,672
  Less net reinsurance reserves                                             (165,589)      (182,888)      (171,547)
                                                                       -------------- -------------- --------------
  Net balance at January 1                                                   996,974      1,308,331      1,221,125


  Incurred related to:
    Current year                                                          17,363,932     17,235,880     17,455,943
    Prior year                                                              (131,011)       (65,049)      (168,509)
                                                                       -------------- -------------- --------------
      Total incurred                                                      17,232,921     17,170,831     17,287,434

  Paid related to:
    Current year                                                          16,308,974     16,238,906     16,147,612
    Prior year                                                               865,963      1,243,282      1,052,616
                                                                       -------------- -------------- --------------
      Total paid                                                          17,174,937     17,482,188     17,200,228

  Net balance at December 31                                               1,054,958        996,974      1,308,331
  Plus net reinsurance reserves                                              143,400        165,589        182,888
                                                                       -------------- -------------- --------------
  Total reserve for unpaid claims                                      $   1,198,358  $   1,162,563  $   1,491,219
                                                                       ============== ============== ==============

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $131,011, $65,049 and $168,509 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company paid assumed reinsurance claims of $933,497, $1,018,861 and $949,369, and incurred assumed reinsurance claims of $907,883, $1,000,478 and $960,623 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company paid ceded reinsurance claims of $40,395, $51,172 and $72,854, and incurred ceded reinsurance claims of $36,970, $92,155 and $69,753 for the years ended December 31, 2011, 2010 and 2009, respectively.

NOTE 15 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES
---------------------------------------------------------

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not provided in excess of the legally computed reserves.

Additional premiums are charged for substandard lives according to underwriting classification. Reserves for substandard universal or variable universal life policies are included in the reserves for life, accident and health policies. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality. Reserves for substandard non-interest sensitive policies equal one-half the gross extra premium.

As of December 31, 2011 and 2010, respectively, the Company had $343,232,260 and $90,261,343 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $2,172,468 and $1,116,817 at December 31, 2011 and 2010, respectively.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTIC
--------------

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment) and subject to discretionary withdrawal (without adjustment) are summarized as follows:

                                                                                      December 31, 2011
                                                         --------------------------------------------------------------------------
                                                                              Separate Accounts
                                                                        -----------------------------
                                                            General                        Non-                         Percent
                                                            Account       Guaranteed    Guaranteed        Total         of Total
                                                         -------------- -------------- -------------- -------------- --------------
Subject to discretionary withdrawal (with adjustment):
  At fair value                                          $           -  $           -  $   8,572,520  $   8,572,520       49.0%

Subject to discretionary withdrawal (without adjustment):
  At book value with minimal or no charge or adjustment      8,939,663              -              -      8,939,663       51.0%
                                                         -------------- -------------- -------------- -------------- --------------

Total annuity reserves and deposit fund liabilities      $   8,939,663  $           -  $   8,572,520  $  17,512,183      100.0%
                                                         ============== ============== ============== ============== ==============

                                                                                      December 31, 2010
                                                         --------------------------------------------------------------------------
                                                                              Separate Accounts
                                                                        -----------------------------
                                                            General                        Non-                         Percent
                                                            Account       Guaranteed    Guaranteed        Total         of Total
                                                         -------------- -------------- -------------- -------------- --------------
Subject to discretionary withdrawal (with adjustment):
  At fair value                                          $           -  $           -  $     222,296  $     222,296        6.7%

Subject to discretionary withdrawal (without adjustment):
  At book value with minimal or no charge or adjustment      3,115,792              -              -      3,115,792       93.3%
                                                         -------------- -------------- -------------- -------------- --------------

Total annuity reserves and deposit fund liabilities      $   3,115,792  $           -  $     222,296  $   3,338,088      100.0%
                                                         ============== ============== ============== ============== ==============

A reconciliation of total annuity actuarial reserves and deposit fund liabilities follows:

                                                                      December 31,
                                                             -----------------------------
                                                                  2011           2010
                                                             -------------- --------------
     Life & Accident & Health Annual Statement:
       Exhibit 5, Annuities Section, Total (net)             $   8,939,586  $   3,115,771
       Exhibit 7, Line 14, Column 1                                     77             21
                                                             -------------- --------------
       Subtotal                                                  8,939,663      3,115,792

     Separate Accounts Annual Statement:
       Exhibit 3, Line 0299999, Column 2                         8,572,520        222,296
                                                             -------------- --------------
       Combined Total                                        $  17,512,183  $   3,338,088
                                                             ============== ==============

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 17 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED
----------------------------------------------------------------------

Deferred and uncollected life insurance premiums and annuity considerations at December 31 were as follows:

                                      2011                  2010
                             ---------------------------------------------------
                                            Net of                    Net of
                                Gross       Loading       Gross       Loading
                             ------------ ------------ ------------ ------------

  Ordinary new business      $ 1,096,872  $   328,400  $   295,331  $      (450)
  Ordinary renewal               857,862      765,856    1,342,188    1,139,270
                             ------------ ------------ ------------ ------------
  Total                      $ 1,954,734  $ 1,094,256  $ 1,637,519  $ 1,138,820
                             ============ ============ ============ ============

NOTE 18 - SEPARATE ACCOUNTS
---------------------------

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company's certificate of authority. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company also offers a policy with a step up minimum guaranteed death benefit option. The reserve for the minimum guaranteed death benefit and the step up minimum guaranteed death benefit option is held in the "Reserves for life, accident and health policies" line of the Balance Sheets - Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2011 and 2010, the Company reported assets and liabilities from variable universal life, variable annuities and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2011 and 2010 the Company's Separate Account Statement included legally insulated assets of $8,653,228 and $303,823, respectively.

The Company does not engage in securities lending transactions within the separate account.

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 18 - SEPARATE ACCOUNTS, (continued)
----------------------------------------

The assets are carried at fair value. Information regarding the separate accounts of the Company is as follows:

                                                                                      Non Guaranteed
                                                                                    Separate Accounts
                                                                       --------------------------------------------
                                                                            2011           2010           2009
                                                                       -------------- -------------- --------------
  For the year ended December 31:
    Premiums, considerations or deposits                               $   9,705,759  $       9,998  $      10,695
                                                                       -------------- -------------- --------------

  At December 31:
    Reserves by valuation basis
    For accounts with assets at:
      Fair value                                                       $   8,653,228  $     303,823
                                                                       -------------- --------------

    Reserves subject to discretionary withdrawal
      At fair value:                                                   $   8,653,228  $     303,823
                                                                       -------------- --------------

    Total included in "Separate account liabilities" in the
      Balance Sheets - Statutory Basis                                 $   8,653,228  $     303,823
                                                                       ============== ==============

Following is a reconciliation of net transfers to (from) the Separate Accounts:

                                                                                 Years Ended December 31,
                                                                       --------------------------------------------
                                                                            2011           2010           2009
                                                                       -------------- -------------- --------------
    Transfers as reported in the Statements of Income and Changes in Surplus of the Separate Accounts Statements:
        Transfers to the Separate Accounts                             $   9,705,759  $       9,998  $      10,695
        Transfers from the Separate Accounts                              (1,003,045)       (13,108)       (49,807)
                                                                       -------------- -------------- --------------
    Net transfers to (from) the Separate Accounts                          8,702,714         (3,110)       (39,112)
                                                                       -------------- -------------- --------------

    Net transfers from Separate Accounts in the Summary of
      Operations and Changes in Capital and Surplus of the
        Company - Statutory Basis                                      $   8,702,714  $      (3,110) $     (39,112)
                                                                       ============== ============== ==============

AMERITAS LIFE INSURANCE CORP. OF NEW YORK

Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

NOTE 19 - RECONCILIATION OF NAIC SAP TO GAAP
--------------------------------------------

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

                                                                                    Net Income (Loss)
                                                                                 Years Ended December 31,
                                                                       --------------------------------------------
                                                                            2011           2010           2009
                                                                       -------------- -------------- --------------
  Statutory basis amounts                                              $  (9,812,722) $  (1,686,010) $    (424,542)
  Add (deduct) adjustments:
    Insurance reserves                                                         2,023       (900,639)      (621,169)
    Deferred acquisition costs                                             9,669,349      2,464,034      3,570,256
    Deferred income taxes and other
      tax reclassifications                                                  (29,802)      (196,538)      (942,752)
    Statutory investment reserves                                             19,727         29,906         84,640
    Other, net                                                                     -          4,034            273
                                                                       -------------- -------------- --------------

  GAAP basis amounts                                                   $    (151,425) $    (285,213) $   1,666,706
                                                                       ============== ============== ==============

                                                                                   Capital and Surplus
                                                                                        December 31,
                                                                       --------------------------------------------
                                                                            2011           2010           2009
                                                                       -------------- -------------- --------------
  Statutory basis amounts                                              $  36,594,796  $  46,877,495  $  19,260,653
  Add (deduct) adjustments:
    Insurance reserves                                                    (2,746,247)    (2,844,341)    (1,929,320)
    Deferred acquisition costs                                            19,619,247      9,949,898      7,485,864
    Deferred income taxes                                                 (8,423,208)    (3,939,247)    (3,134,904)
    Valuation of investments                                               5,089,090      2,816,520      2,063,301
    Statutory investment reserves                                            195,971         77,258         (1,409)
    Dividends to policyholders                                                86,500        106,500        120,500
    Statutory non-admitted assets                                          7,313,948      3,358,959      2,338,012
    Other, net                                                                (1,305)             -         (4,034)
                                                                       -------------- -------------- --------------

  GAAP basis amounts                                                   $  57,728,792  $  56,403,042  $  26,198,663
                                                                       ============== ============== ==============

                                       36

PART C
------
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits

    a)   Financial Statements:

         The financial statements of the subaccounts of First Ameritas Variable Annuity Separate Account and Ameritas Life Insurance Corp. of New
         York are included in Part B. They include:

         Subaccounts of First Ameritas Variable Annuity Separate Account:
              Report of independent registered public accounting firm. Statements of Net Assets as of December 31, 2011.
              Statements of Operations for the period ended December 31, 2011. Statements of Changes in Net Assets for the periods ended December 31, 2011 and 2010.
              Notes to Financial Statements for the periods ended December 31, 2011 and 2010.

         Ameritas Life Insurance Corp. of New York:
              Report of independent auditors.
              Balance Sheets - Statutory Basis as of December 31, 2011 and 2010. Summary of Operations and Changes in Capital and Surplus -
                   Statutory Basis for each of the three years in the period ended December 31, 2011.
              Statements of Cash Flows - Statutory Basis for each of the three years in the period ended December 31, 2011.
              Notes to Financial Statements - Statutory Basis for the years ended December 31, 2011, 2010, and 2009.

All schedules of Ameritas Life Insurance Corp. of New York for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

     b)  Exhibits

     Exhibit
     Number        Description of Exhibit
     -------       ----------------------
     (1)           Resolution of Board of Directors of Ameritas Life Insurance
                   Corp. of New York establishing Ameritas Life of NY
                   Separate Account VA. (1,2)
     (2)           Custody Agreements. Not applicable.
     (3) (a)       Principal Underwriting Agreement. (3)
     (3) (b)       Form of Selling Agreement. (3)
     (4)           Form of Variable Annuity Contract. (4)
     (5)           Form of Application for Variable Annuity Contract. Not
                   applicable.
     (6) (a)       Amended and Restated Charter of Ameritas Life Insurance Corp.
                   of New York. (5)
     (6) (b)       Bylaws of Ameritas Life Insurance Corp. of New York. (5)
     (7)           Reinsurance Contracts. Not applicable.
     (8)           Participation Agreements:
                        (1) The Calvert Funds. (5)
                        (2) Fidelity Variable Insurance Products Funds. (5)
                        (3) Third Avenue Variable Series Trust. (5)
     (9)           Opinion and Consent of Counsel. Exhibit 9, filed herein.
     (10)          Consents of Independent Auditors and Independent Registered
                   Public Accounting Firm.  Exhibit 10, filed herein.
     (11)          Omitted Financial Statements. Not applicable.
     (12)          Initial Capital Agreements. Not applicable.
     (13)          Powers of Attorney.  Exhibit 13, filed herein.

Footnotes to Exhibits List:
1 Incorporated by reference to First Ameritas Variable Annuity Separate Account Form N-4 initial Registration Statement for File No.333-39240, filed on June 14, 2000, Exhibit 99.1.
2 Incorporated by reference to Ameritas Life of NY Separate Account VA Form N-4 Post Effective Amendment No. 5 to Registration No. 333-39246, filed on April 25, 2012, EX-99.1.
3 Incorporated by reference to First Ameritas Variable Life Separate Account Form S-6 initial Registration Statement for File No. 333-39110, filed on June 12, 2000, Exhibit 99.1(A)(3)(A) and 99.1.(A)(3)(B).
4 Incorporated by reference to First Ameritas Variable Annuity Separate Account Form N-4 initial Registration Statement for File No. 333-39244, filed on June 14, 2000, Exhibit 99.4.
5 Incorporated by reference to First Ameritas Variable Life Separate Account Form N-6 Post Effective Amendment No. 5 to Registration No. 333-39110, filed on February 28, 2012, EX-99.(A),(B), and (H).

Item 25.  Directors and Officers of the Depositor

          Name and Principal          Position and Offices
          Business Address            with Depositor
          ----------------            --------------
          JoAnn M. Martin             Director & Chair
          Kenneth L. VanCleave        Director, President & Chief Executive Officer
          John P. Carsten             Director
          Robert K. Crandall          Director
          Robert J. Lanik             Director
          David J. Myers              Director
          James E. Rembolt            Director
          Karen M. Gustin             Director, Senior Vice President, Group Marketing,
                                      National Accounts & Block Acquisition
          Robert G. Lange             Director, Vice President, General Counsel & Secretary
          William W. Lester           Director, Executive Vice President & Corporate Treasurer
          Timmy L. Stonehocker        Director & Executive Vice President
          Robert C. Barth             Senior Vice President & Chief Financial Officer

Principal business address is Ameritas Life Insurance Corp. of New York,
1350 Broadway, Suite 2201, New York, NY 10018; Service Office is at 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26.  Organizations under common control with the depositor include:

Name of Corporation (state where organized)                                     Principal Business
-------------------------------------------                                     ------------------
UNIFI(R) Mutual Holding Company(NE).............................................mutual insurance holding company

    Ameritas Holding Company(NE)................................................stock insurance holding company

        Ameritas Life Insurance Corp.(NE).......................................life/health insurance company
            Acacia Life Insurance Company(DC)...................................life insurance company
                Acacia Federal Savings Bank(DE).................................a federally chartered bank owned by Acacia
                                                                                Life Insurance Company (85.21%) and
                                                                                Ameritas Life Insurance Corp. (14.79%)
                    Acacia Service Corp.(VA)....................................deposit solicitation
                Calvert Investments, Inc.(DE)...................................holding company
                    Calvert Investment Management, Inc.(DE).....................asset management services
                    Calvert Investment Services, Inc.(DE).......................shareholder services
                    Calvert Investment Administrative Services, Inc.(DE)........administrative services
                    Calvert Investment Distributors, Inc.(DE)...................broker-dealer
                Griffin Realty LLC(VA)..........................................real estate investment company
            Ameritas Investment Corp.(NE).......................................a securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                                Corp. (80%) and Centralife Annuities
                                                                                Service, Inc. (20%)
            Ameritas Life Insurance Corp. of New York(NY).......................life insurance company
            BNL Financial Corporation(IA).......................................stock insurance holding company
                Brokers National Life Assurance Company(AR).....................life/health insurance company
            The Union Central Life Insurance Company(NE)........................life insurance company
                PRBA, Inc.(CA)..................................................holding company
                    PRB Administrators, Inc.(DE)................................pension administration services

        Summit Investment Advisors, Inc.(NE)....................................investment adviser
            Ameritas Mortgage Funding, Inc. (NE)................................mortgage loan and servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

Item 27. Number of Policy Owners

         As of March 31, 2012 there were 6 qualified and 23 non-qualified policy owners.

Item 28. Indemnification

Ameritas Life Insurance Corp. of New York's By-laws provide as follows:

     "Any person made or threatened to be made a party to an action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate then is or was a director, officer or employee of the Company, or then serves or has served any other corporation in any capacity at the request of the Company, shall be indemnified by the Company against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York. The provisions of this article shall not adversely affect any right to indemnification which any person may have apart from the provisions of this article."

     Section 721-726 of the New York Business Corporation Law, in general allow a corporation to indemnify any director, officer, employee or agent of the corporation for amounts paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. Section 1216 of the New York Insurance Law requires notice of any such payment of indemnification to be filed with the superintendent.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     a) Ameritas Investment Corp. which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life of NY Separate Account VA, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life of NY Separate Account VUL, and serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, and Carillon Account, and variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, and Carillon Life Account.

     b) The following table sets forth certain information regarding the directors and principal officers of the underwriter, Ameritas Investment Corp.

         Name and Principal            Positions and Offices
         Business Address              With Underwriter
         ------------------            ---------------------
         William W. Lester*            Director & Chair
         Salene Hitchcock-Gear*        Director, President & Chief Executive
                                       Officer
         Robert C. Barth*              Director
         Kent M. Campbell**            Director
         Timmy L. Stonehocker*         Director
         Billie B. Beavers***          Senior Vice President
         Raymond M. Gilbertson*        Vice President, Corporate Compliance
         Cheryl L. Heilman*            Chief Compliance Officer
         Bruce D. Lefler***            Senior Vice President, Public Finance
         Robert-John H. Sands*         Corporate Secretary

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: Aviva USA, 7700 Mills Civic Parkway, West Des Moines, Iowa 50266.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.


     c) As of the fiscal year ending December 31, 2011, Registrant paid the following compensation to the Principal Underwriter:

                               Net Underwriting      Compensation
         Name of Principal      Discounts and             on               Brokerage
         Underwriter (1)       Commissions (2)       Redemption (3)      Commissions (4)     Compensation (5)
         ---------------       ---------------       --------------      ---------------     ----------------
         Ameritas Investment
         Corp. ("AIC")              $17                  $0                    $0                 $188

         (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
         (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
         (4) = Sales compensation received by AIC for retail sales.
         (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30. Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by Ameritas Life Insurance Corp. of New York at its Service Office at 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31. Management Services

     All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

The following undertakings in substantially this form were provided in our initial registration statement filed under the 1933 Act:

a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

d) The depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life of NY Separate Account VA, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 4 to Registration Statement Number 333-39244 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 20th day of April, 2012.

                        AMERITAS LIFE OF NY SEPARATE ACCOUNT VA, Registrant AMERITAS LIFE INSURANCE CORP. OF NEW YORK, Depositor

                                                     By:   JoAnn M. Martin*
                                                         -----------------------
                                                           Director & Chair

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 20, 2012.

    SIGNATURE              TITLE
    ---------              -----
    JoAnn M. Martin*       Director & Chair
    Kenneth L. VanCleave*  Director, President & Chief Executive Officer
    John P. Carsten*       Director
    Robert K. Crandall*    Director
    Robert J. Lanik*       Director
    David J. Myers*        Director
    James E. Rembolt*      Director
    Karen M. Gustin*       Director, Senior Vice President, Group Marketing,
                           National Accounts & Block Acquisition
    William W. Lester*     Director, Executive Vice President & Corporate Treasurer
    Timmy L. Stonehocker*  Director & Executive Vice President
    Robert C. Barth*       Senior Vice President & Chief Financial Officer


    /s/ Robert G. Lange    Director, Vice President, General Counsel & Secretary
    -------------------
    Robert G. Lange

* Signed by Robert G. Lange under Powers of Attorney executed effective as of March 20, 2012.

                                 EXHIBIT INDEX
                                 -------------
     Exhibit
     -------

        (9)    Opinion and Consent of Counsel

        (10) Consents of Independent Auditors and Independent Registered Public Accounting Firm

        (13)   Powers of Attorney